SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                          Date of fiscal year end: JULY

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.3%
------------------------------------------------------------------------------------------------------------------------------
Alabama--0.2%
$          15,000        AL HFA (Pelican)                                       6.550%              03/20/2030     $    15,315
------------------------------------------------------------------------------------------------------------------------------
        1,580,000        AL Space Science Exhibit Finance Authority             6.000               10/01/2025       1,524,826
------------------------------------------------------------------------------------------------------------------------------
           55,000        Birmingham, AL Airport Authority                       5.625               07/01/2026          56,236
------------------------------------------------------------------------------------------------------------------------------
          125,000        Birmingham, AL Private Educational Building
                         Authority (Birmingham-Southern College)                6.125               12/01/2025         127,098
------------------------------------------------------------------------------------------------------------------------------
           15,000        Birmingham, AL Special Care Facilities Financing
                         Authority (Children's Hospital of Alabama)             5.500               06/01/2022          15,518
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Camden, AL Industrial Devel. Board
                         (Weyerhaeuser Company), Series A                       6.125               12/01/2024       1,101,580
------------------------------------------------------------------------------------------------------------------------------
          130,000        Cooperative District, AL Fort Deposit                  6.000               02/01/2036         135,138
------------------------------------------------------------------------------------------------------------------------------
          155,000        McIntosh, AL Industrial Devel. Board
                         (CIBA Specialty Chemicals)                             5.375               06/01/2028         157,148
------------------------------------------------------------------------------------------------------------------------------
           50,000        Montgomery, AL Medical Clinic Board
                         (Jackson Hospital & Clinic)                            5.875               03/01/2016          51,079
------------------------------------------------------------------------------------------------------------------------------
           15,000        Montgomery, AL Medical Clinic Board
                         (Jackson Hospital & Clinic)                            7.000               03/01/2015          15,031
------------------------------------------------------------------------------------------------------------------------------
           15,000        West Morgan-East Lawrence, AL Water Authority          5.625               08/15/2025          15,372
                                                                                                                   -----------
                                                                                                                     3,214,341
ALASKA--0.3%
        2,500,000        AK HFC RITES                                           8.897 1             06/01/2032       2,669,350
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        AK HFC ROLs                                            8.098 1             12/01/2033       2,058,680
------------------------------------------------------------------------------------------------------------------------------
          175,000        AK Northern Tobacco Securitization Corp. (TASC)        5.500               06/01/2029         178,119
                                                                                                                   -----------
                                                                                                                     4,906,149
ARIZONA--3.8%
           30,000        Apache County, AZ IDA (Tucson Electric Power
                         Company)                                               5.875               03/01/2033          30,013
------------------------------------------------------------------------------------------------------------------------------
           10,000        AZ Health Facilities Authority (FMC/SMC
                         Obligated Group)                                       5.250               10/01/2026          10,287
------------------------------------------------------------------------------------------------------------------------------
          750,000        AZ West Campus Hsg. (Arizona State University)         6.375               07/01/2022         855,300
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Buckeye, AZ Watson Road Community
                         Facilities District                                    5.750               07/01/2022         999,390
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Buckeye, AZ Watson Road Community
                         Facilities District                                    6.000               07/01/2030       1,990,960
------------------------------------------------------------------------------------------------------------------------------
          849,950        Central AZ Irrigation & Drain District, Series A       6.000               06/01/2013         851,267
------------------------------------------------------------------------------------------------------------------------------
          200,000        Estrella, AZ Mountain Ranch Community
                         Facilities District                                    5.625               07/15/2025         196,754
------------------------------------------------------------------------------------------------------------------------------
          100,000        Estrella, AZ Mountain Ranch Community
                         Facilities District                                    5.800               07/15/2030          98,267
------------------------------------------------------------------------------------------------------------------------------
           10,000        Glendale, AZ IDA (Midwestern)                          5.375               05/15/2028          10,356
------------------------------------------------------------------------------------------------------------------------------
          800,000        Litchfield, AZ Park Community Facility District        6.375               07/15/2026         844,368
------------------------------------------------------------------------------------------------------------------------------
        6,055,000        Maricopa County, AZ IDA (Affordable Hsg.) 2            5.250 3             01/01/2039       6,055,000
------------------------------------------------------------------------------------------------------------------------------
        2,180,000        Maricopa County, AZ IDA (Christian Care
                         Apartments)                                            6.500               01/01/2036       2,281,305
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Maricopa County, AZ IDA (Christian Care Mesa II)       6.625               01/01/2034       2,006,900
------------------------------------------------------------------------------------------------------------------------------
          500,000        Maricopa County, AZ IDA
                         (Immanuel Campus Care)                                 8.500               04/20/2041         498,760
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Maricopa County, AZ IDA
                         (Metro Gardens-Mesa Ridge) 4                           5.150               07/01/2029       1,022,700
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Maricopa County, AZ IDA (Sun King Apartments)          6.750               11/01/2018       1,369,470
------------------------------------------------------------------------------------------------------------------------------
        1,260,000        Maricopa County, AZ IDA (Sun King Apartments)          6.750               05/01/2031       1,078,220
------------------------------------------------------------------------------------------------------------------------------

1            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$          75,000        Maricopa County, AZ Pollution Control Corp.            5.750%              11/01/2022     $    75,838
------------------------------------------------------------------------------------------------------------------------------
           30,000        Maricopa County, AZ Pollution Control Corp.
                         (Public Service Company of New Mexico)                 6.300               12/01/2026          31,152
------------------------------------------------------------------------------------------------------------------------------
          400,000        Mesa, AZ IDA (Mesa Student Hsg.)                       6.000               07/01/2032         415,612
------------------------------------------------------------------------------------------------------------------------------
           50,000        Mesa, AZ IDA (Mesa Student Hsg.)                       6.250               07/01/2032          54,261
------------------------------------------------------------------------------------------------------------------------------
          200,000        Mesa, AZ IDA Student Hsg.
                         (Arizona State University East)                        6.000               07/01/2026         215,430
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Peoria, AZ IDA (Sierra Winds)                          6.375               08/15/2029       3,100,470
------------------------------------------------------------------------------------------------------------------------------
        5,535,000        Phoenix, AZ IDA (Christian Care)                       5.500               07/01/2035       5,376,478
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Phoenix, AZ IDA (Summit Apartments)                    6.550               07/20/2037       1,072,850
------------------------------------------------------------------------------------------------------------------------------
        1,735,000        Pima County, AZ IDA (Arizona Charter School)           6.100               07/01/2024       1,785,003
------------------------------------------------------------------------------------------------------------------------------
          500,000        Pima County, AZ IDA (Arizona Charter School)           6.300               07/01/2031         515,490
------------------------------------------------------------------------------------------------------------------------------
        1,570,000        Pima County, AZ IDA (Arizona Charter School)           6.500               07/01/2023       1,646,506
------------------------------------------------------------------------------------------------------------------------------
        1,290,000        Pima County, AZ IDA (Arizona Charter School)           6.750               07/01/2031       1,355,093
------------------------------------------------------------------------------------------------------------------------------
        1,100,000        Pima County, AZ IDA (Noah Webster Basic School)        6.125               12/15/2034       1,117,567
------------------------------------------------------------------------------------------------------------------------------
          500,000        Pima County, AZ IDA (P.L.C. Charter Schools)           6.750               04/01/2036         498,370
------------------------------------------------------------------------------------------------------------------------------
          120,000        Pima County, AZ IDA (Paradise Education Center)        5.875               06/01/2033         115,590
------------------------------------------------------------------------------------------------------------------------------
        2,845,000        Pima County, AZ IDA (Phoenix Advantage
                         Charter School)                                        5.600               07/01/2023       2,982,670
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pinal County, AZ IDA (Florence West Prison)            5.250               10/01/2021       1,034,460
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pinal County, AZ IDA (Florence West Prison)            5.250               10/01/2022       1,035,290
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        San Luis, AZ Facility Devel. Corp. (Regional
                         Detention Center)                                      7.000               05/01/2020         997,520
------------------------------------------------------------------------------------------------------------------------------
        1,420,000        Show Low, AZ IDA (Navapache Regional
                         Medical Center)                                        5.000               12/01/2025       1,454,733
------------------------------------------------------------------------------------------------------------------------------
        3,620,000        Show Low, AZ IDA (Navapache Regional
                         Medical Center)                                        5.000               12/01/2030       3,680,526
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Show Low, AZ IDA (Navapache Regional
                         Medical Center) 4                                      5.000               12/01/2035       4,060,760
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Verrado, AZ Community Facilities District              6.500               07/15/2027       5,438,050
------------------------------------------------------------------------------------------------------------------------------
        1,375,000        Vistancia, AZ Community Facilities District            5.500               07/15/2020       1,376,348
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Vistancia, AZ Community Facilities District            5.750               07/15/2024       1,212,276
                                                                                                                   -----------
                                                                                                                    60,847,660
ARKANSAS--0.1%
          100,000        Independence County, AR Hydroelectric Power            5.300               05/01/2033         101,749
------------------------------------------------------------------------------------------------------------------------------
          195,000        Pine Bluff, AR IDA (Colt Industries)                   6.500               02/15/2009         195,343
------------------------------------------------------------------------------------------------------------------------------
          670,000        Pope County, AR Pollution Control                      6.300
                         (Arkansas Power& Light Company)                                            11/01/2020         677,048
                                                                                                                   -----------
                                                                                                                       974,140
CALIFORNIA--6.1%
        3,255,000        Apple Valley, CA Redevel. Agency Tax Allocation        5.000               06/01/2035       3,267,825
------------------------------------------------------------------------------------------------------------------------------
        2,220,000        Beaumont, CA Financing Authority, Series B             5.875               09/01/2023       2,367,674
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        CA County Tobacco Securitization Agency                6.500 5             06/01/2046         545,860
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        CA County Tobacco Securitization Agency                6.650 5             06/01/2046         439,200
------------------------------------------------------------------------------------------------------------------------------
      129,820,000        CA County Tobacco Securitization Agency                6.700 5             06/01/2050       6,937,581
------------------------------------------------------------------------------------------------------------------------------
       38,650,000        CA County Tobacco Securitization Agency                7.550 5             06/01/2055       1,021,133
------------------------------------------------------------------------------------------------------------------------------
       93,000,000        CA County Tobacco Securitization Agency (TASC)         6.650 5             06/01/2046       6,483,030
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        CA GO Fixed Receipts                                   5.250               02/01/2025       1,260,048
------------------------------------------------------------------------------------------------------------------------------
        4,700,000        CA GO RITES                                            8.119 1             02/01/2025       5,640,752
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        CA Golden State Tobacco Securitization Corp.           6.625               06/01/2040       1,657,605
------------------------------------------------------------------------------------------------------------------------------

2            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      16,195,000        CA Golden State Tobacco Securitization Corp.
                         (TASC)                                                 5.000%              06/01/2045    $ 16,306,098
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Golden State Tobacco Securitization Corp.
                         ROLs 6                                                 8.088 1             06/01/2045       5,137,100
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        CA Statewide CDA (East Campus Apartments)              5.625               08/01/2034       6,231,180
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        CA Statewide CDA (East Valley Tourist)                11.000               10/01/2020       2,066,220
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Corona-Norco, CA Unified School District
                         Community Facilities District No. 04-1 7               5.200               09/01/2036       2,004,140
------------------------------------------------------------------------------------------------------------------------------
        5,060,000        East Palo Alto, CA Public Finance Authority
                         (University Circle Gateway)                            5.000               10/01/2029       5,179,315
------------------------------------------------------------------------------------------------------------------------------
          590,000        Independent Cities, CA Lease Finance Authority
                         (Morgan Hill-Hacienda Valley)                          5.950               11/15/2039         619,500
------------------------------------------------------------------------------------------------------------------------------
        1,270,000        Lake Elsinore, CA Special Tax                          5.150               09/01/2025       1,286,802
------------------------------------------------------------------------------------------------------------------------------
        1,195,000        Lake Elsinore, CA Special Tax                          5.250               09/01/2030       1,206,615
------------------------------------------------------------------------------------------------------------------------------
        2,450,000        Lake Elsinore, CA Special Tax                          5.250               09/01/2035       2,465,435
------------------------------------------------------------------------------------------------------------------------------
        4,900,000        Los Angeles, CA Community Redevel. Agency ROLs 4       8.128 1             09/01/2030       5,451,250
------------------------------------------------------------------------------------------------------------------------------
        4,175,000        Los Angeles, CA Regional Airports Improvement
                         Corp. (Delta Airlines) 8                               6.350               11/01/2025       3,140,477
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Redding, CA Electric System COP Linked
                         SAVRS & RIBS 4                                         6.368 3             07/01/2022       3,520,290
------------------------------------------------------------------------------------------------------------------------------
           50,000        Riverside, CA Unified School District                  6.200               09/01/2030          51,385
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        Santa Rosa, CA Rancheria Tachi Yokut
                         Tribe Enterprise                                       6.625               03/01/2018       7,728,000
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Temecula, CA Public Financing Authority
                         (Roripaugh Community Facilities District)              5.450               09/01/2026       1,996,180
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Temecula, CA Public Financing Authority
                         (Roripaugh Community Facilities District)              5.500               09/01/2036         997,720
------------------------------------------------------------------------------------------------------------------------------
        1,160,000        Victor Valley, CA Union High School District           5.100               09/01/2035       1,147,901
                                                                                                                   -----------
                                                                                                                    96,156,316
COLORADO--5.1%
          140,000        Adams & Weld Counties, CO School District
                         (Brighton)                                             5.600               12/01/2012         141,474
------------------------------------------------------------------------------------------------------------------------------
          500,000        Andonea, CO Metropolitan District No. 2                6.125               12/01/2025         506,840
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Andonea, CO Metropolitan District No. 3                6.250               12/01/2035       1,015,410
------------------------------------------------------------------------------------------------------------------------------
        2,800,000        Arista, CO Metropolitan District                       6.750               12/01/2035       2,971,192
------------------------------------------------------------------------------------------------------------------------------
          500,000        Beacon Point, CO Metropolitan District                 6.125               12/01/2025         525,115
------------------------------------------------------------------------------------------------------------------------------
        4,735,000        Broomfield, CO Village Metropolitan District No. 2     6.250               12/01/2032       4,707,300
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Central Marksheffel, CO Metropolitan District          7.250               12/01/2029       1,068,360
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CO Educational & Cultural Facilities Authority         6.000               07/01/2042       4,916,100
------------------------------------------------------------------------------------------------------------------------------
           10,000        CO Health Facilities Authority (Denver Options)        5.375               02/01/2022          10,288
------------------------------------------------------------------------------------------------------------------------------
           30,000        CO Health Facilities Authority
                         (Northern Colorado Medical Center)                     6.000               05/15/2020          31,759
------------------------------------------------------------------------------------------------------------------------------
        2,270,000        CO Health Facilities Authority RITES                   9.897 1             03/01/2022       2,759,911
------------------------------------------------------------------------------------------------------------------------------
          500,000        CO International Center Metropolitan District
                         No.3                                                   6.500               12/01/2035         506,795
------------------------------------------------------------------------------------------------------------------------------
          715,000        Denver, CO City & County Airport                       5.500               11/15/2025         728,235
------------------------------------------------------------------------------------------------------------------------------
          750,000        Denver, CO City & County Airport                       5.500               11/15/2025         763,883
------------------------------------------------------------------------------------------------------------------------------
       12,500,000        Denver, CO Convention Center Hotel Authority 7         5.000               12/01/2035      12,844,625
------------------------------------------------------------------------------------------------------------------------------
          115,000        Denver, CO Health & Hospital Authority, Series A       5.375               12/01/2028         117,285
------------------------------------------------------------------------------------------------------------------------------
          800,000        Denver, CO Urban Renewal Authority                     9.125               09/01/2017         811,232
------------------------------------------------------------------------------------------------------------------------------
        5,540,000        Eagle Bend, CO Metropolitan District                   5.000               12/01/2035       5,615,621
------------------------------------------------------------------------------------------------------------------------------


3            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
$       1,000,000        Elkhorn Ranch, CO Metropolitan District                6.375%              12/01/2035     $ 1,033,980
------------------------------------------------------------------------------------------------------------------------------
           15,000        Fort Collins, CO Pollution Control
                         (Anheuser-Busch Companies)                             6.000               09/01/2031          15,233
------------------------------------------------------------------------------------------------------------------------------
          500,000        High Plains, CO Metropolitan District                  6.250               12/01/2035         527,060
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Kiowa, CO Water & Sewer                                5.500               12/01/2030       1,161,468
------------------------------------------------------------------------------------------------------------------------------
           35,000        Municipal SubDistrict Northern CO Water
                         Conservancy District                                   5.250               12/01/2015          36,100
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Murphy Creek, CO Metropolitan District No. 3           6.000               12/01/2026       1,044,780
------------------------------------------------------------------------------------------------------------------------------
        2,850,000        Murphy Creek, CO Metropolitan District No. 3           6.125               12/01/2035       2,992,928
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Northwest CO Metropolitan District No. 3               6.125               12/01/2025       1,043,390
------------------------------------------------------------------------------------------------------------------------------
        1,875,000        Northwest CO Metropolitan District No. 3               6.250               12/01/2035       1,956,469
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Park Creek, CO Metropolitan District                   5.500               12/01/2030       2,046,560
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Park Creek, CO Metropolitan District                   5.500               12/01/2037       5,090,700
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        SBC Metropolitan, CO District                          5.000               12/01/2020       2,034,220
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        SBC Metropolitan, CO District                          5.000               12/01/2025       2,266,088
------------------------------------------------------------------------------------------------------------------------------
        1,440,000        SBC Metropolitan, CO District                          5.000               12/01/2029       1,433,016
------------------------------------------------------------------------------------------------------------------------------
        5,330,000        SBC Metropolitan, CO District                          5.000               12/01/2034       5,246,852
------------------------------------------------------------------------------------------------------------------------------
          190,000        Silver Dollar, CO Metropolitan District                5.100               12/01/2030         192,423
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Southlands, CO Medical District                        7.000               12/01/2024       1,096,170
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Southlands, CO Medical District                        7.125               12/01/2034       4,389,800
------------------------------------------------------------------------------------------------------------------------------
        2,695,000        Tower, CO Metropolitan District                        5.000               12/01/2029       2,746,313
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Wheatlands, CO Metropolitan District                   6.000               12/01/2025       1,034,190
------------------------------------------------------------------------------------------------------------------------------
        4,250,000        Woodmen Heights, CO Metropolitan District              7.000               12/01/2030       4,368,448
                                                                                                                   -----------
                                                                                                                    81,797,613
CONNECTICUT--1.9%
          640,000        CT Devel. Authority Pollution Control
                         (Connecticut Light & Power Company)                    5.850               09/01/2028         676,723
------------------------------------------------------------------------------------------------------------------------------
        3,465,000        CT Devel. Authority Pollution Control
                         (Western Massachusetts Electric Company)               5.850               09/01/2028       3,663,822
------------------------------------------------------------------------------------------------------------------------------
          130,000        CT H&EFA (Bridgeport Hospital)                         5.375               07/01/2025         132,883
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        CT H&EFA (Bridgeport Hospital) 4                       6.625               07/01/2018       1,004,840
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        CT H&EFA (Eastern Connecticut Health Network)          5.000               07/01/2025       3,079,770
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CT H&EFA (Eastern Connecticut Health Network)          5.125               07/01/2030       5,149,050
------------------------------------------------------------------------------------------------------------------------------
        1,280,000        CT H&EFA (Griffin Hospital)                            5.000               07/01/2023       1,314,995
------------------------------------------------------------------------------------------------------------------------------
          610,000        CT H&EFA (New Britain General Hospital), Series B      6.000               07/01/2024         620,419
------------------------------------------------------------------------------------------------------------------------------
        1,125,000        CT H&EFA (St. Camillus Health Center)                  6.250               11/01/2018       1,145,756
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        CT H&EFA (St. Joseph's Manor)                          6.250               11/01/2016       3,046,590
------------------------------------------------------------------------------------------------------------------------------
          140,000        CT H&EFA (Veterans Memorial Medical Center)            5.500               07/01/2026         143,149
------------------------------------------------------------------------------------------------------------------------------
           25,000        CT H&EFA (Westminster School)                          5.500               07/01/2026          25,319
------------------------------------------------------------------------------------------------------------------------------
           60,000        CT HFA                                                 5.600               06/15/2017          61,816
------------------------------------------------------------------------------------------------------------------------------
        9,900,000        Mashantucket, CT Western Pequot Tribe, Series B        5.750               09/01/2027      10,123,641
                                                                                                                   -----------
                                                                                                                    30,188,773
DELAWARE--0.4%
        4,000,000        Bridgeville, DE Special Obligation (Heritage
                         Shores)                                                5.450               07/01/2035       3,985,160
------------------------------------------------------------------------------------------------------------------------------
          250,000        DE EDA (General Motors Corp.)                          5.600               04/01/2009         230,670
------------------------------------------------------------------------------------------------------------------------------
        1,100,000        Kent County, DE Student Hsg. (DE State
                         University Student Hsg. Foundation)                    5.000               07/01/2025       1,114,289
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Kent County, DE Student Hsg. (DE State
                         University Student Hsg. Foundation)                    5.000               07/01/2030       1,005,600
                                                                                                                   -----------
                                                                                                                     6,335,719


4            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
DISTRICT OF COLUMBIA--0.2%
$       1,000,000        District of Columbia (Carnegie Endowment)              5.750%              11/15/2026     $ 1,020,900
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        District of Columbia Friendship Public
                         Charter School                                         5.250               06/01/2033       2,038,840
------------------------------------------------------------------------------------------------------------------------------
          610,000        District of Columbia Tobacco Settlement
                         Financing Corp.                                        6.750               05/15/2040         658,300
                                                                                                                   -----------
                                                                                                                     3,718,040
FLORIDA--12.3%
        1,200,000        Arlington Ridge, FL Community Devel. District          5.500               05/01/2036       1,203,036
------------------------------------------------------------------------------------------------------------------------------
           20,000        Auburndale, FL Water & Sewer                           5.250               12/01/2025          20,400
------------------------------------------------------------------------------------------------------------------------------
          325,000        Avelar Creek, FL Community Devel. District             5.375               05/01/2036         321,653
------------------------------------------------------------------------------------------------------------------------------
        1,990,000        Bartram Park, FL Community Devel. District             5.300               05/01/2035       1,992,289
------------------------------------------------------------------------------------------------------------------------------
        1,900,000        Bay Laurel Center, FL Community Devel.
                         District 7                                             5.450               05/01/2037       1,900,722
------------------------------------------------------------------------------------------------------------------------------
          140,000        Bay, FL Medical Center                                 5.650               10/01/2026         143,709
------------------------------------------------------------------------------------------------------------------------------
          250,000        Baywinds, FL Community Devel. District                 5.250               05/01/2037         249,808
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Beacon, FL Tradeport Community Devel. District         7.250               05/01/2033       2,155,960
------------------------------------------------------------------------------------------------------------------------------
           25,000        Broward County, FL Professional Sports
                         Facilities (Civic Arena)                               5.700               09/01/2016          25,411
------------------------------------------------------------------------------------------------------------------------------
           30,000        Canaveral, FL Port Authority                           5.625               06/01/2021          30,647
------------------------------------------------------------------------------------------------------------------------------
          130,000        Cape Coral, FL Health Facilities Authority (Gulf
                         Care)                                                  6.000               10/01/2025         132,805
------------------------------------------------------------------------------------------------------------------------------
          560,000        Cascades, FL Groveland Community Devel. District       5.300               05/01/2036         561,075
------------------------------------------------------------------------------------------------------------------------------
          355,000        Clearwater, FL Hsg. Authority
                         (Hamptons at Clearwater)                               5.350               05/01/2024         362,416
------------------------------------------------------------------------------------------------------------------------------
        3,655,000        Concorde Estates, FL Community Devel. District         5.850               05/01/2035       3,806,792
------------------------------------------------------------------------------------------------------------------------------
          155,000        Dade County, FL Aviation
                         (Miami International Airport)                          5.600               10/01/2026         159,094
------------------------------------------------------------------------------------------------------------------------------
        1,970,000        Dade County, FL IDA (Miami
                         Cerebral Palsy Residence)                              8.000               06/01/2022       2,000,240
------------------------------------------------------------------------------------------------------------------------------
          100,000        Dade County, FL Water & Sewer System                   5.250               10/01/2026         102,671
------------------------------------------------------------------------------------------------------------------------------
        1,955,000        Double Branch, FL Special Assessment Community
                         Devel. District                                        6.700               05/01/2034       2,119,279
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Durbin Crossing, FL Community Devel. District          5.500               05/01/2037       1,502,400
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        East Homestead, FL Community Devel. District           5.375               05/01/2036       1,004,250
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        East Homestead, FL Community Devel. District           5.450               11/01/2036       1,521,015
------------------------------------------------------------------------------------------------------------------------------
          960,000        Fiddlers Creek, FL Community Devel. District           5.875               05/01/2021       1,006,330
------------------------------------------------------------------------------------------------------------------------------
        2,520,000        FL Capital Trust Agency (American Opportunity)         5.875               06/01/2038       2,454,934
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            5.300               07/01/2035       9,924,300
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            5.350               07/01/2040       4,940,050
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            6.000               07/01/2040       5,943,420
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            8.000               07/01/2040       1,980,020
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        FL Capital Trust Agency
                         (Seminole Tribe Convention)                            8.950               10/01/2033       1,490,088
------------------------------------------------------------------------------------------------------------------------------
          955,000        FL Capital Trust Agency Multifamily Affordable
                         Hsg., Series C                                         8.125               10/01/2038         927,353
------------------------------------------------------------------------------------------------------------------------------
          245,000        FL Gateway Services Community Devel. District
                         (Sun City Center)                                      6.500               05/01/2033         263,351
------------------------------------------------------------------------------------------------------------------------------
          950,000        FL Principal One Community Devel. District             5.650               05/01/2035         959,035
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Forest Creek, FL Community Devel. District             5.450               05/01/2036       5,001,750
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Glades, FL Correctional Devel. Corp.
                         (Glades County Detention)                              7.375               03/01/2030       4,982,600
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Heritage Bay, FL Community Devel. District             5.500               05/01/2036       4,056,600
------------------------------------------------------------------------------------------------------------------------------
          975,000        Heritage Harbour South, FL Community
                         Devel. District                                        6.500               05/01/2034       1,040,949
------------------------------------------------------------------------------------------------------------------------------


5            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$       6,000,000        Highlands, FL Community Devel. District                5.550%              05/01/2036     $ 6,057,120
------------------------------------------------------------------------------------------------------------------------------
          750,000        Hillsborough County, FL IDA (Senior Care Group)        6.750               07/01/2029         762,473
------------------------------------------------------------------------------------------------------------------------------
           25,000        Hillsborough County, FL IDA
                         (Tampa General Hospital)                               5.400               10/01/2028          25,979
------------------------------------------------------------------------------------------------------------------------------
        1,600,000        Islands at Doral, FL Southwest Community
                         Devel. District                                        6.375               05/01/2035       1,713,792
------------------------------------------------------------------------------------------------------------------------------
          100,000        Jacksonville, FL Electric Authority (St. Johns
                         River)                                                 5.375               10/01/2016         101,122
------------------------------------------------------------------------------------------------------------------------------
           10,000        Jacksonville, FL Electric Authority (Water &
                         Sewer)                                                 5.250               10/01/2039          10,409
------------------------------------------------------------------------------------------------------------------------------
        1,875,000        Jacksonville, FL Electric Authority RITES              6.367 1             10/01/2022       1,876,763
------------------------------------------------------------------------------------------------------------------------------
           35,000        Jacksonville, FL Health Facilities Authority
                         (Daughters of Charity Health Services of Austin)       5.250               08/15/2027          35,972
------------------------------------------------------------------------------------------------------------------------------
        2,935,000        Keys Cove, FL Community Devel. District                5.500               05/01/2036       2,967,168
------------------------------------------------------------------------------------------------------------------------------
        1,205,000        Keys Cove, FL Community Devel. District                5.875               05/01/2035       1,254,007
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Lake County, FL School Board COP RITES                 8.007 1             06/01/2030       2,775,350
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        Lee County, FL IDA (Cypress Cove Healthpark)           6.750               10/01/2032       4,754,700
------------------------------------------------------------------------------------------------------------------------------
        2,185,000        Lucaya, FL Community Devel. District                   5.375               05/01/2035       2,153,405
------------------------------------------------------------------------------------------------------------------------------
          600,000        Madison County, FL Mtg. (Twin Oaks)                    6.000               07/01/2025         617,502
------------------------------------------------------------------------------------------------------------------------------
           85,000        Marion County, FL Hospital District
                         (Munroe Regional Medical Center)                       5.625               10/01/2024          87,916
------------------------------------------------------------------------------------------------------------------------------
        1,925,000        Marsh Harbor, FL Community Devel. District,
                         Series A                                               5.450               05/01/2036       1,939,284
------------------------------------------------------------------------------------------------------------------------------
        2,240,000        Miami Beach, FL Health Facilities Authority
                         (Mt. Sinai Medical Center)                             6.800               11/15/2031       2,457,818
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Midtown Miami, FL Community Devel. District
                         Special Assessment                                     6.500               05/01/2037       2,770,350
------------------------------------------------------------------------------------------------------------------------------
          150,000        Mira Lago West, FL Community Devel. District           5.375               05/01/2036         150,461
------------------------------------------------------------------------------------------------------------------------------
          500,000        Monterra, FL Community Devel. District Special
                         Assessment                                             5.000               11/01/2010         500,175
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        New Port Tampa Bay, FL Community Devel. District       5.300               11/01/2012       1,006,280
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        New Port Tampa Bay, FL Community Devel. District       5.875               05/01/2038       1,780,975
------------------------------------------------------------------------------------------------------------------------------
        7,940,000        Oakland, FL Charter School                             6.950               12/01/2032       8,216,630
------------------------------------------------------------------------------------------------------------------------------
          300,000        Orange County, FL Health Facilities Authority
                         (GF Orlando/CFGH Obligated Group)                      8.875               07/01/2021         334,284
------------------------------------------------------------------------------------------------------------------------------
          800,000        Orange County, FL Health Facilities Authority
                         (GF Orlando/CFGH Obligated Group)                      9.000               07/01/2031         883,576
------------------------------------------------------------------------------------------------------------------------------
          500,000        Orange County, FL Health Facilities Authority
                         (Orlando Lutheran Towers)                              8.750               07/01/2026         519,165
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Palm Bay, FL Educational Facilities
                         (Patriot Charter School)                               7.000               07/01/2036       1,266,075
------------------------------------------------------------------------------------------------------------------------------
           30,000        Palm Beach County, FL Health Facilities
                         Authority (Boca Raton Community Hospital)              5.500               12/01/2021          30,908
------------------------------------------------------------------------------------------------------------------------------
           25,000        Palm Beach County, FL Health Facilities
                         Authority (Boca Raton Community Hospital)              5.625               12/01/2031          25,860
------------------------------------------------------------------------------------------------------------------------------
          195,000        Palm Beach County, FL Multifamily (Boynton
                         Apartments) 8                                          8.000               01/01/2014         127,041
------------------------------------------------------------------------------------------------------------------------------
          325,000        Palm Glades, FL Community Devel. District              5.300               05/01/2036         326,151
------------------------------------------------------------------------------------------------------------------------------
        2,910,000        Parkway Center, FL Community Devel. District,
                         Series A                                               6.125               05/01/2024       3,089,809
------------------------------------------------------------------------------------------------------------------------------
        2,205,000        Parkway Center, FL Community Devel. District,
                         Series A                                               6.300               05/01/2034       2,341,049
------------------------------------------------------------------------------------------------------------------------------
           50,000        Pinellas County, FL Educational Facilities
                         Authority (Barry University)                           5.375               10/01/2028          51,303
------------------------------------------------------------------------------------------------------------------------------


6            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         900,000        Quarry, FL Community Devel. District                   5.250%              05/01/2036     $   895,284
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Quarry, FL Community Devel. District                   5.500               05/01/2036       2,505,600
------------------------------------------------------------------------------------------------------------------------------
       11,500,000        Renaissance Commons, FL Community Devel.
                         District, Series A                                     5.600               05/01/2036      11,732,185
------------------------------------------------------------------------------------------------------------------------------
          250,000        Reunion East, FL Community Devel. District             5.800               05/01/2036         257,478
------------------------------------------------------------------------------------------------------------------------------
        6,025,000        Reunion East, FL Community Devel. District,
                         Series A 4                                             7.375               05/01/2033       6,696,908
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Reunion West, FL Community Devel. District
                         Special Assessment                                     6.250               05/01/2036       2,632,300
------------------------------------------------------------------------------------------------------------------------------
          275,000        Santa Rosa Bay, FL Bridge Authority                    6.250               07/01/2028         281,188
------------------------------------------------------------------------------------------------------------------------------
        1,305,000        Sonoma Bay, FL Community Devel. District, Series
                         A                                                      5.450               05/01/2036       1,310,063
------------------------------------------------------------------------------------------------------------------------------
           75,000        South Lake County, FL Hospital District
                         (Orlando Regional Healthcare System)                   5.800               10/01/2034          77,499
------------------------------------------------------------------------------------------------------------------------------
          100,000        South Miami, FL Health Facilities Authority
                         (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)               5.375               10/01/2016         101,727
------------------------------------------------------------------------------------------------------------------------------
        1,280,000        South-Dade, FL Venture Community Devel. District       6.125               05/01/2034       1,352,512
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        St. John's Forest, FL Community Devel. District,
                         Series A                                               6.125               05/01/2034       3,152,820
------------------------------------------------------------------------------------------------------------------------------
          945,000        Stonegate, FL Community Devel. District                6.000               05/01/2024       1,004,762
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Stonegate, FL Community Devel. District                6.125               05/01/2034       1,050,810
------------------------------------------------------------------------------------------------------------------------------
          780,000        Summerville, FL Community Devel. District              5.500               05/01/2036         784,781
------------------------------------------------------------------------------------------------------------------------------
        4,940,000        Town Center, FL at Palm Coast Community
                         Devel. District                                        6.000               05/01/2036       5,090,176
------------------------------------------------------------------------------------------------------------------------------
          600,000        Verano Center, FL Community Devel. District            5.375               05/01/2037         597,750
------------------------------------------------------------------------------------------------------------------------------
        1,790,000        Villa Portofino West, FL Community Devel.
                         District                                               5.350               05/01/2036       1,799,505
------------------------------------------------------------------------------------------------------------------------------
          900,000        Village, FL Community Devel. District No. 5,
                         Series A                                               6.100               05/01/2034         943,200
------------------------------------------------------------------------------------------------------------------------------
          815,000        Village, FL Community Devel. District No. 5,
                         Series A                                               6.500               05/01/2033         875,049
------------------------------------------------------------------------------------------------------------------------------
           30,000        Volusia County, FL Educational Facility
                         Authority (Embry-Riddle Aeronautical University)       5.000               10/15/2025          30,842
------------------------------------------------------------------------------------------------------------------------------
          170,000        Volusia County, FL Educational Facility
                         Authority (Embry-Riddle Aeronautical University)       5.000               10/15/2035         172,559
------------------------------------------------------------------------------------------------------------------------------
        7,900,000        Volusia County, FL Educational Facility
                         Authority ROLs                                         8.088 1             10/15/2035       8,375,580
------------------------------------------------------------------------------------------------------------------------------
        2,550,000        Volusia County, FL Educational Facility
                         Authority ROLs                                         8.088 1             10/15/2013       2,836,365
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Waters Edge, FL Community Devel. District              5.300               05/01/2036       4,973,950
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        West Villages, FL Improvement District                 5.500               05/01/2037       4,023,960
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        West Villages, FL Improvement District                 5.800               05/01/2036       3,069,720
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Westside FL Community Devel. District                  5.650               05/01/2037       6,078,120
------------------------------------------------------------------------------------------------------------------------------
        2,800,000        World Commerce, FL Community Devel. District
                         Special Assessment                                     6.500               05/01/2036       2,915,080
                                                                                                                   -----------
                                                                                                                   194,915,097

GEORGIA--3.7%
       13,410,000        Athens, GA Area Facilities Corp. COP
                         (GA Dept. of Labor)                                    5.000               06/15/2037      13,244,387
------------------------------------------------------------------------------------------------------------------------------
       13,000,000        Atlanta, GA Devel. Authority Student Hsg.
                         (ADA/CAU Partners)                                     6.000               07/01/2036      13,977,470
------------------------------------------------------------------------------------------------------------------------------
        3,905,000        Atlanta, GA Devel. Authority Student Hsg.
                         (ADA/CAU Partners) 4                                   6.250               07/01/2024       4,324,202
------------------------------------------------------------------------------------------------------------------------------
        2,445,000        Atlanta, GA Devel. Authority Student Hsg.
                         (ADA/CAU Partners) 4                                   6.250               07/01/2036       2,684,806
------------------------------------------------------------------------------------------------------------------------------


7            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
$       1,000,000        Atlanta, GA Tax Allocation (Eastside)                  5.400%              01/01/2020     $ 1,015,460
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Atlanta, GA Tax Allocation (Eastside)                  5.600               01/01/2030       2,553,175
------------------------------------------------------------------------------------------------------------------------------
        1,235,000        Atlanta, GA Tax Allocation (Princeton Lakes)           5.500               01/01/2031       1,241,793
------------------------------------------------------------------------------------------------------------------------------
           30,000        Clarke County, GA Hospital Authority (Athens
                         Regional Medical Ctr.)                                 5.250               01/01/2029          31,064
------------------------------------------------------------------------------------------------------------------------------
           20,000        De Kalb County, GA Devel. Authority
                         (General Motors Corp.)                                 6.000               03/15/2021          16,448
------------------------------------------------------------------------------------------------------------------------------
        9,745,000        De Kalb County, GA Devel. Authority
                         Public Purpose                                         5.500               12/10/2023       9,885,231
------------------------------------------------------------------------------------------------------------------------------
          995,000        De Kalb County, GA Hsg. Authority
                         (Alternative Hsg. Snapwoods)                           5.500               12/20/2032       1,015,149
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Fulton County, GA Residential Care Facilities
                         (Canterbury Court)                                     6.125               02/15/2034       2,046,960
------------------------------------------------------------------------------------------------------------------------------
        2,815,000        GA Municipal Electric Authority RITES                 13.888 1             01/01/2017       4,612,209
------------------------------------------------------------------------------------------------------------------------------
          500,000        GA Municipal Electric Authority, Series X              6.500               01/01/2012         544,155
------------------------------------------------------------------------------------------------------------------------------
           30,000        Gainesville & Hall County, GA Hospital Authority
                         (Northeast GA Health Systems)                          5.500               05/15/2031          30,775
------------------------------------------------------------------------------------------------------------------------------
           15,000        Gwinnett County, GA Hospital Authority
                         (Gwinnett Hospital System)                             5.000               09/01/2019          15,010
------------------------------------------------------------------------------------------------------------------------------
          500,000        Savannah, GA EDA (Skidway Health &
                         Living Services)                                       7.400               01/01/2024         520,945
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Savannah, GA EDA (Stone Container Corp.)               8.125               07/01/2015       1,021,780
------------------------------------------------------------------------------------------------------------------------------
           30,000        Savannah, GA EDA (University Financing
                         Foundation)                                            6.750               11/15/2020          32,957
------------------------------------------------------------------------------------------------------------------------------
          125,000        Savannah, GA EDA (University Financing
                         Foundation)                                            6.750               11/15/2031         137,051
                                                                                                                   -----------
                                                                                                                    58,951,027
HAWAII--0.7%
        5,000,000        HI Airports System RITES                               7.946 1             07/01/2020       5,776,100
------------------------------------------------------------------------------------------------------------------------------
        4,200,000        HI Dept. of Budget & Finance Special Purpose
                         (Kahala Nui)                                           8.000               11/15/2033       4,846,212
------------------------------------------------------------------------------------------------------------------------------
          500,000        HI Dept. of Budget & Finance Special Purpose
                         (Kahala Senior Living Community)                       7.875               11/15/2023         576,010
                                                                                                                   -----------
                                                                                                                    11,198,322
IDAHO--2.0%
        2,500,000        ID Health Facilities Authority ROLs                    8.008 1             09/01/2035       2,613,350
------------------------------------------------------------------------------------------------------------------------------
        1,780,000        ID Health Facilities Authority ROLS                    8.008 1             09/01/2035       1,860,705
------------------------------------------------------------------------------------------------------------------------------
           20,000        ID Hsg. Agency (Multifamily Hsg.)                      6.700               07/01/2024          20,039
------------------------------------------------------------------------------------------------------------------------------
        1,900,000        Madison County, ID Hospital (COP)                      5.250               09/01/2037       1,920,273
------------------------------------------------------------------------------------------------------------------------------
       16,795,000        Nez Perce County, ID Pollution Control
                         (Potlatch Corp.)                                       6.000               10/01/2024      17,119,144
------------------------------------------------------------------------------------------------------------------------------
        5,360,000        Pocatello, ID Devel. Authority Revenue
                         Allocation Tax Increment, Series A                     6.000               08/01/2028       5,278,582
------------------------------------------------------------------------------------------------------------------------------
        2,980,000        Twin Falls, ID Urban Renewal Agency, Series A          5.450               08/01/2022       2,946,505
                                                                                                                   -----------
                                                                                                                    31,758,598
ILLINOIS--8.4%
        1,825,000        Bedford Park, IL Tax                                   5.125               12/30/2018       1,797,315
------------------------------------------------------------------------------------------------------------------------------
           75,000        Bryant, IL Pollution Control
                         (Central Illinois Light Company)                       5.900               08/01/2023          75,524
------------------------------------------------------------------------------------------------------------------------------
          355,000        Carol Stream, IL Tax (Geneva Crossing)                 5.000               12/30/2021         346,498
------------------------------------------------------------------------------------------------------------------------------


8            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$          15,000        Chicago, IL Board of Education
                         (Chicago School Reform)                                5.250%              12/01/2030     $    15,545
------------------------------------------------------------------------------------------------------------------------------
        1,515,000        Chicago, IL GO 4                                       5.125               01/01/2025       1,539,058
------------------------------------------------------------------------------------------------------------------------------
       10,030,000        Chicago, IL Midway Airport                             5.500               01/01/2029      10,241,834
------------------------------------------------------------------------------------------------------------------------------
       30,785,000        Chicago, IL O'Hare International Airport
                         (American Airlines)                                    8.200               12/01/2024      30,916,452
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Chicago, IL Tax (Pilsen Redevel.)                      6.750               06/01/2022       5,203,150
------------------------------------------------------------------------------------------------------------------------------
           50,000        Chicago, IL Waterworks                                 5.000               11/01/2025          51,182
------------------------------------------------------------------------------------------------------------------------------
           20,000        Cook County, IL (Jewish Federation)                    6.000               08/15/2022          20,518
------------------------------------------------------------------------------------------------------------------------------
        2,400,000        Cook County, IL Community School District GO           7.125               06/01/2024       2,997,792
------------------------------------------------------------------------------------------------------------------------------
           75,000        IL Devel. Finance Authority Pollution Control
                         (Central Illinois Public Service Company)              5.700               08/15/2026          75,109
------------------------------------------------------------------------------------------------------------------------------
       12,000,000        IL Devel. Finance Authority Pollution Control
                         (Central Illinois Public Service Company)              5.950               08/15/2026      12,261,720
------------------------------------------------------------------------------------------------------------------------------
           90,000        IL Devel. Finance Authority Pollution Control
                         (Illinois Power Company)                               5.400               03/01/2028          90,104
------------------------------------------------------------------------------------------------------------------------------
           55,000        IL Devel. Finance Authority Pollution Control
                         (Illinois Power Company)                               5.400               03/01/2028          55,063
------------------------------------------------------------------------------------------------------------------------------
        1,625,000        IL Educational Facilities Authority
                         (Augustana College)                                    5.625               10/01/2022       1,695,753
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        IL Educational Facilities Authority
                         (Augustana College)                                    5.700               10/01/2032       3,086,850
------------------------------------------------------------------------------------------------------------------------------
        1,050,000        IL Educational Facilities Authority
                         (Educational Advancement Fund)                         6.250               05/01/2034       1,069,278
------------------------------------------------------------------------------------------------------------------------------
           35,000        IL Educational Facilities Authority (Lewis
                         University)                                            6.000               10/01/2024          35,187
------------------------------------------------------------------------------------------------------------------------------
        1,450,000        IL Educational Facilities Authority
                         (Plum Creek Rolling Meadows)                           6.500               12/01/2037       1,448,913
------------------------------------------------------------------------------------------------------------------------------
        1,920,000        IL Finance Authority (Bethel Terrace Apartments)       5.125               09/01/2025       1,873,843
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        IL Finance Authority (Friendship Village
                         Schaumburg)                                            5.375               02/15/2025       2,008,880
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        IL Finance Authority (Friendship Village
                         Schaumburg)                                            5.625               02/15/2037       2,021,940
------------------------------------------------------------------------------------------------------------------------------
          500,000        IL Finance Authority (Luther Oaks)                     5.700               08/15/2028         500,220
------------------------------------------------------------------------------------------------------------------------------
          500,000        IL Finance Authority (Luther Oaks)                     6.000               08/15/2039         510,575
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        IL Finance Authority Student Hsg.
                         (MJH Education Assistance)                             5.125               06/01/2035       3,007,740
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        IL Health Facilities Authority
                         (Covenant Retirement Communities)                      5.625               12/01/2032       5,280,200
------------------------------------------------------------------------------------------------------------------------------
        1,255,000        IL Health Facilities Authority (Edward Hospital)       6.000               02/15/2019       1,270,713
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        IL Health Facilities Authority (Lake Forest
                         Hospital)                                              6.000               07/01/2033       4,294,400
------------------------------------------------------------------------------------------------------------------------------
          695,000        IL Health Facilities Authority
                         (Rush-Presbyterian-St. Luke's Medical Center)          5.500               11/15/2025         697,655
------------------------------------------------------------------------------------------------------------------------------
        3,500,000        IL Health Facilities Authority ROLs 4                  8.503 1             08/15/2033       3,744,650
------------------------------------------------------------------------------------------------------------------------------
           75,000        IL Hsg. Devel. Authority (Multifamily Hsg.)            7.000               07/01/2017          75,296
------------------------------------------------------------------------------------------------------------------------------
           90,000        IL Hsg. Devel. Authority (Multifamily Hsg.),
                         Series 1991-A                                          8.250               07/01/2016          90,530
------------------------------------------------------------------------------------------------------------------------------
           15,000        IL Hsg. Devel. Authority (Multifamily Hsg.),
                         Series A                                               6.125               07/01/2025          15,013
------------------------------------------------------------------------------------------------------------------------------
           50,000        IL Hsg. Devel. Corp. (Multifamily)                     6.100               07/01/2028          50,036
------------------------------------------------------------------------------------------------------------------------------
           90,000        IL Metropolitan Pier & Exposition Authority            5.250               06/15/2027          91,929
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        IL Metropolitan Pier & Exposition Authority RITES      7.888 1             12/15/2028       2,761,700
------------------------------------------------------------------------------------------------------------------------------
          110,000        Lake County, IL HFC, Series A                          6.700               11/01/2014         110,154
------------------------------------------------------------------------------------------------------------------------------
        2,475,000        Lakemoor, IL Special Tax                               7.800               03/01/2027       2,616,719
------------------------------------------------------------------------------------------------------------------------------


9            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$       2,725,000        Lincolnshire, IL Special Service Area No. 1            6.250%              03/01/2034     $ 2,863,457
                         Special Tax (Sedgebrook)
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel)                            5.250               01/01/2025       3,136,380
------------------------------------------------------------------------------------------------------------------------------
        9,205,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel)                            5.250               01/01/2036       9,536,380
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel) 4                          5.500               01/01/2030       3,143,040
------------------------------------------------------------------------------------------------------------------------------
        1,575,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel)                            5.500               01/01/2036       1,641,449
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel)                            7.125               01/01/2036       3,182,040
------------------------------------------------------------------------------------------------------------------------------
           40,000        Quincy, IL (Blessing Hospital)                         6.000               11/15/2018          40,039
------------------------------------------------------------------------------------------------------------------------------
          500,000        Schaumburg, IL Multifamily Hsg. (Plum Grove)           6.050               02/01/2031         510,445
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Volo Village, IL Special Service Area
                         (Remington Pointe)                                     6.450               03/01/2034       4,327,040
------------------------------------------------------------------------------------------------------------------------------
        1,825,000        Yorkville, IL United City Special Services
                         Area Special Tax (Bristol Bay)                         5.875               03/01/2036       1,784,649
                                                                                                                   -----------
                                                                                                                   134,209,957
INDIANA--1.0%
           25,000        IN Devel. Finance Authority (USX Corp.)                5.600               12/01/2032          25,785
------------------------------------------------------------------------------------------------------------------------------
          180,000        IN Devel. Finance Authority (USX Corp.)                6.150               07/15/2022         186,158
------------------------------------------------------------------------------------------------------------------------------
           30,000        IN Health Facility Financing Authority                 5.250               07/01/2022          30,763
------------------------------------------------------------------------------------------------------------------------------
           15,000        IN Health Facility Financing Authority
                         (Deaconess Hospital)                                   5.500               03/01/2029          15,352
------------------------------------------------------------------------------------------------------------------------------
           15,000        IN HFA (Single Family Mtg.)                            6.800               01/01/2017          15,062
------------------------------------------------------------------------------------------------------------------------------
           30,000        IN HFFA (Sisters of St. Francis)                       5.500               11/01/2031          31,086
------------------------------------------------------------------------------------------------------------------------------
           25,000        IN Municipal Power Agency, Series A                    5.300               01/01/2023          25,028
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        Indianapolis, IN Local Public Improvement Bond
                         Bank RITES                                             8.897 1             07/01/2033       4,215,250
------------------------------------------------------------------------------------------------------------------------------
        1,605,000        Marion, IN Redevel. District County Optional
                         Income Tax 4                                           5.250               01/15/2025       1,678,509
------------------------------------------------------------------------------------------------------------------------------
        4,750,000        North Manchester, IN (Estelle Peabody
                         Memorial Home)                                         7.125               07/01/2022       4,954,488
------------------------------------------------------------------------------------------------------------------------------
           65,000        Petersburg, IN Pollution Control (Indianapolis
                         Power & Light Company)                                 5.400               08/01/2017          67,326
------------------------------------------------------------------------------------------------------------------------------
        1,625,000        Petersburg, IN Pollution Control (Indianapolis
                         Power & Light Company) 4                               6.625               12/01/2024       1,659,515
------------------------------------------------------------------------------------------------------------------------------
        1,195,000        Portage, IN Economic Devel. (Ameriplex)                5.000               07/15/2023       1,174,470
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Portage, IN Economic Devel. (Ameriplex)                5.000               01/15/2027         969,810
------------------------------------------------------------------------------------------------------------------------------
          240,000        St. Joseph County, IN Economic Devel.
                         (Holy Cross Village Notre Dame)                        6.000               05/15/2038         248,412
                                                                                                                   -----------
                                                                                                                    15,297,014
IOWA--1.7%
          400,000        Bremer County, IA Retirement Facilities
                         (Bartels Lutheran)                                     5.125               11/15/2020         397,396
------------------------------------------------------------------------------------------------------------------------------
          700,000        Bremer County, IA Retirement Facilities
                         (Bartels Lutheran)                                     5.375               11/15/2027         701,274
------------------------------------------------------------------------------------------------------------------------------
           50,000        IA Finance Authority (Boys & Girls Home
                         & Family Services)                                     6.250               12/01/2028          51,763
------------------------------------------------------------------------------------------------------------------------------


10            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
$         500,000        IA Finance Authority Retirement Community
                         (Friendship Haven)                                     5.750%              11/15/2019     $   501,490
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        IA Finance Authority Retirement Community
                         (Friendship Haven)                                     6.000               11/15/2024       1,009,640
------------------------------------------------------------------------------------------------------------------------------
          900,000        IA Finance Authority Retirement Community
                         (Friendship Haven)                                     6.125               11/15/2032         908,361
------------------------------------------------------------------------------------------------------------------------------
        4,185,000        IA Higher Education Loan Authority
                         (Wartburg College)                                     5.250               10/01/2030       4,193,747
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        IA Higher Education Loan Authority
                         (Wartburg College)                                     5.300               10/01/2037       3,002,610
------------------------------------------------------------------------------------------------------------------------------
           25,000        IA Tobacco Settlement Authority                        5.625               06/01/2046          25,516
------------------------------------------------------------------------------------------------------------------------------
       15,420,000        IA Tobacco Settlement Authority ROLs 6                 8.754 1             06/01/2046      16,374,190
------------------------------------------------------------------------------------------------------------------------------
           30,000        Iowa City, IA Sewer                                    5.750               07/01/2021          30,101
------------------------------------------------------------------------------------------------------------------------------
          500,000        Johnston, IA Community School District                 5.350               06/01/2015         500,750
                                                                                                                   -----------
                                                                                                                    27,696,838
KANSAS--0.4%
        1,770,000        Hays, KS Sales Tax                                     6.000               01/01/2025       1,785,505
------------------------------------------------------------------------------------------------------------------------------
        2,735,000        KS Devel. Finance Authority (Luther Gardens) 4         5.600               05/20/2034       2,917,725
------------------------------------------------------------------------------------------------------------------------------
           70,000        La Cygne, KS Pollution Control
                         (Kansas Gas & Electric Company)                        5.100               03/01/2023          70,062
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Pittsburgh, KS Special Obligation
                         (North Broadway Redevel.)                              4.900               04/01/2024       1,207,275
------------------------------------------------------------------------------------------------------------------------------
          750,000        Wyandotte County/Kansas City, KS Unified
                         Government Pollution Control (General Motors)          6.000               06/01/2025         604,995
                                                                                                                   -----------
                                                                                                                     6,585,562
KENTUCKY--0.5%
          580,000        Boone County, KY Pollution Control
                         (Dayton Power & Light Company)                         6.500               11/15/2022         580,499
------------------------------------------------------------------------------------------------------------------------------
          970,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 8                                     7.250               02/01/2022         637,552
------------------------------------------------------------------------------------------------------------------------------
          170,000        KY Economic Devel. Finance Authority
                         (St. Claire Medical Center)                            5.625               09/01/2021         170,952
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Louisville & Jefferson County, KY Metropolitan
                         Government (AHSI/AOLM Obligated Group)                 5.000               10/01/2035       2,517,275
------------------------------------------------------------------------------------------------------------------------------
        4,595,000        Muhlenberg County, KY Hospital
                         (Muhlenberg Community Hospital)                        6.750               07/01/2010       4,705,096
                                                                                                                   -----------
                                                                                                                     8,611,374
LOUISIANA--2.6%
           10,000        Calcasieu Parish, LA Industrial Devel. Board
                         (Entergy Gulf States)                                  5.450               07/01/2010          10,087
------------------------------------------------------------------------------------------------------------------------------
        5,010,000        Calcasieu Parish, LA Industrial Devel. Board
                         (Olin Corp.)                                           6.625               02/01/2016       5,376,431
------------------------------------------------------------------------------------------------------------------------------
           60,000        Epps, LA COP 2                                         8.000               06/01/2018          61,850
------------------------------------------------------------------------------------------------------------------------------
        3,940,000        LA HFA (VOA New Orleans Affordable Hsg. Corp.)         6.800               05/01/2029       3,901,585
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        LA Local Government EF&CD Authority
                         (Bellemont Apartments)                                 6.000               09/01/2022       1,034,210
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        LA Local Government EF&CD Authority
                         (Bellemont Apartments)                                 6.000               09/01/2027       1,796,638
------------------------------------------------------------------------------------------------------------------------------
        3,810,000        LA Local Government EF&CD Authority
                         (Bellemont Apartments) 4                               6.000               09/01/2035       3,891,077
------------------------------------------------------------------------------------------------------------------------------


11            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
$         865,000        LA Local Government EF&CD Authority
                         (Bellemont Apartments)                                 7.500%              09/01/2016     $   904,470
------------------------------------------------------------------------------------------------------------------------------
        1,510,000        LA Local Government EF&CD Authority
                         (Capital Projects and Equipment)                       6.550               09/01/2025       1,678,758
------------------------------------------------------------------------------------------------------------------------------
        6,155,000        LA Local Government EF&CD Authority
                         (Oakleigh Apartments) Series A                         6.375               06/01/2038       6,482,815
------------------------------------------------------------------------------------------------------------------------------
        1,240,000        LA Local Government EF&CD Authority
                         (Oakleigh Apartments), Series A                        7.500               06/01/2038       1,301,206
------------------------------------------------------------------------------------------------------------------------------
           25,000        LA Public Facilities Authority (Dillard
                         University)                                            5.300               08/01/2026          26,310
------------------------------------------------------------------------------------------------------------------------------
          305,000        LA Tobacco Settlement Financing Corp. (TASC)           5.875               05/15/2039         319,823
------------------------------------------------------------------------------------------------------------------------------
       10,695,000        LA Tobacco Settlement Financing Corp. RITES            7.173 1             05/15/2039      11,734,554
------------------------------------------------------------------------------------------------------------------------------
        1,050,000        LA Tobacco Settlement Financing Corp. RITES            7.174 1             05/15/2039       1,152,060
------------------------------------------------------------------------------------------------------------------------------
           50,000        New Orleans, LA Aviation Board
                         (Passenger Facility Charge)                            6.000               09/01/2019          50,267
------------------------------------------------------------------------------------------------------------------------------
          135,000        New Orleans, LA Exhibit Hall Special Tax
                         (Ernest N. Morial)                                     5.500               07/15/2018         136,793
------------------------------------------------------------------------------------------------------------------------------
          110,000        New Orleans, LA Exhibit Hall Special Tax
                         (Ernest N. Morial)                                     5.600               07/15/2025         111,484
------------------------------------------------------------------------------------------------------------------------------
          250,000        New Orleans, LA GO                                     5.500               12/01/2021         267,763
------------------------------------------------------------------------------------------------------------------------------
          100,000        Orleans Parish, LA School Board                        5.375               09/01/2018         100,065
------------------------------------------------------------------------------------------------------------------------------
          300,000        Pointe Coupee Parish, LA Pollution Control
                         (Gulf State Utilities Company)                         6.700               03/01/2013         300,588
------------------------------------------------------------------------------------------------------------------------------
          500,000        St. Tammany Parish, LA Hospital Service District
                         (St. Tammany Parish Hospital)                          5.000               07/01/2022         498,045
------------------------------------------------------------------------------------------------------------------------------
           25,000        West Feliciana Parish, LA Pollution Control
                         (Entergy Gulf States)                                  7.000               11/01/2015          25,141
                                                                                                                   -----------
                                                                                                                    41,162,020
MAINE--0.0%
           35,000        ME H&HEFA (University of New England)                  5.750               07/01/2023          35,050
MARYLAND--1.9%
        2,370,000        Anne Arundel County, MD Pollution Control
                         (Baltimore Gas & Electric) 4                           6.000               04/01/2024       2,406,332
------------------------------------------------------------------------------------------------------------------------------
           10,000        Baltimore, MD City Hsg. Corp.                          7.750               10/01/2009          10,017
------------------------------------------------------------------------------------------------------------------------------
           20,000        Baltimore, MD City Hsg. Corp., Series A                7.250               07/01/2023          20,095
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Baltimore, MD Convention Center                        5.875               09/01/2039       1,043,550
------------------------------------------------------------------------------------------------------------------------------
           65,000        Baltimore, MD Pollution Control
                         (General Motors Corp.)                                 5.350               04/01/2008          61,244
------------------------------------------------------------------------------------------------------------------------------
          210,000        Calvert County, MD Pollution Control
                         (Baltimore Gas & Electric Company)                     5.550               07/15/2014         211,409
------------------------------------------------------------------------------------------------------------------------------
        7,785,000        Frederick County, MD Education Facilities
                         (Mount St. Mary University)                            5.625               09/01/2038       8,120,534
------------------------------------------------------------------------------------------------------------------------------
           25,000        MD Economic Devel. Corp. Student Hsg.
                         (Allegheny College Hsg.)                               5.750               09/01/2020          26,402
------------------------------------------------------------------------------------------------------------------------------
          480,000        MD Economic Devel. Corp. Student Hsg.
                         (Collegiate Hsg. Foundation)                           6.000               06/01/2030         499,210
------------------------------------------------------------------------------------------------------------------------------
           40,000        MD EDC Student Hsg. (Allegheny College Hsg.)           6.000               09/01/2032          42,485
------------------------------------------------------------------------------------------------------------------------------
        5,100,000        MD EDC Student Hsg. (Bowie State University)           5.375               06/01/2033       5,092,503
------------------------------------------------------------------------------------------------------------------------------
          505,000        MD EDC Student Hsg. (Collegiate Hsg.)                  5.750               06/01/2029         518,054
------------------------------------------------------------------------------------------------------------------------------
        1,535,000        MD EDC Student Hsg. (Morgan State University)          6.000               07/01/2022       1,636,310
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MD EDC Student Hsg. (University of Maryland)           5.625               10/01/2023       1,933,140
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MD EDC Student Hsg. (University of Maryland)           5.750               10/01/2033       1,923,940
------------------------------------------------------------------------------------------------------------------------------


12            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
$          65,000        MD EDC Student Hsg. (University Village at
                         Sheppard Pratt)                                        6.000%              07/01/2033     $    68,964
------------------------------------------------------------------------------------------------------------------------------
        4,115,000        MD H&EFA (Vivista Medical Center)                      5.000               07/01/2037       4,168,454
------------------------------------------------------------------------------------------------------------------------------
           55,000        MD H&HEFA (Doctors Community Hospital)                 5.500               07/01/2024          55,024
------------------------------------------------------------------------------------------------------------------------------
           75,000        MD H&HEFA (Frederick Memorial Hospital)                5.000               07/01/2028          75,050
------------------------------------------------------------------------------------------------------------------------------
           65,000        MD H&HEFA (Johns Hopkins Hospital)                     5.375               07/01/2020          66,470
------------------------------------------------------------------------------------------------------------------------------
           20,000        MD H&HEFA (Medstar Health)                             5.500               08/15/2033          20,746
------------------------------------------------------------------------------------------------------------------------------
           10,000        MD H&HEFA (Mercy Medical Center)                       5.750               07/01/2026          10,229
------------------------------------------------------------------------------------------------------------------------------
           45,000        MD H&HEFA (Montgomery General Hospital)                5.625               07/01/2018          45,063
------------------------------------------------------------------------------------------------------------------------------
          100,000        MD Industrial Devel. Financing Authority
                         (Our Lady of Good Counsel)                             5.500               05/01/2020         104,069
------------------------------------------------------------------------------------------------------------------------------
          150,000        MD Industrial Devel. Financing Authority
                         (Our Lady of Good Counsel)                             6.000               05/01/2035         159,153
------------------------------------------------------------------------------------------------------------------------------
          250,000        MD Stadium Authority (Convention Center
                         Expansion)                                             5.875               12/15/2013         252,920
------------------------------------------------------------------------------------------------------------------------------
          125,000        MD Stadium Authority Sports Facility                   5.750               03/01/2018         126,453
------------------------------------------------------------------------------------------------------------------------------
          135,000        MD Stadium Authority Sports Facility                   5.800               03/01/2026         136,561
------------------------------------------------------------------------------------------------------------------------------
           30,000        Montgomery County, MD Pollution Control (Potomac
                         Electric Power Company)                                5.375               02/15/2024          30,023
------------------------------------------------------------------------------------------------------------------------------
          415,000        Prince Georges County, MD Pollution Control
                         (Potomac Electric Power Company)                       6.000               09/01/2022         415,432
------------------------------------------------------------------------------------------------------------------------------
          145,000        Prince Georges County, MD Pollution Control
                         (Potomac Electric Power Company)                       6.375               01/15/2023         145,175
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Prince Georges County, MD Special District
                         (Victoria Falls)                                       5.250               07/01/2035       1,259,188
                                                                                                                   -----------
                                                                                                                    30,684,199
MASSACHUSETTS--1.8%
          105,000        Boston, MA Hsg. Devel. Corp.                           5.500               07/01/2024         105,046
------------------------------------------------------------------------------------------------------------------------------
           70,000        Boston, MA Industrial Devel. Financing Authority
                         (Boston Alzheimers Center, Inc.)                       5.900               02/01/2022          72,361
------------------------------------------------------------------------------------------------------------------------------
          250,000        MA Devel. Finance Agency
                         (Boston Biomedical Research)                           5.750               02/01/2029         258,740
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MA Devel. Finance Agency (Curry College)               5.000               03/01/2035       1,989,280
------------------------------------------------------------------------------------------------------------------------------
          800,000        MA Devel. Finance Agency
                         (Eastern Nazarene College)                             5.625               04/01/2019         815,088
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MA Devel. Finance Agency
                         (Eastern Nazarene College)                             5.625               04/01/2029       2,025,160
------------------------------------------------------------------------------------------------------------------------------
          500,000        MA Devel. Finance Agency (Evergreen Center)            5.500               01/01/2035         497,100
------------------------------------------------------------------------------------------------------------------------------
          850,000        MA Devel. Finance Agency (Loomis House/Loomis
                         Communities Obligated Group)                           5.750               07/01/2023         858,432
------------------------------------------------------------------------------------------------------------------------------
          240,000        MA Devel. Finance Agency (Nichols College)             6.000               10/01/2024         244,202
------------------------------------------------------------------------------------------------------------------------------
           50,000        MA Devel. Finance Agency (Northern Berkshire
                         Community Services)                                    6.250               08/15/2029          52,214
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        MA Devel. Finance Agency (Pharmacy & Allied
                         Health Sciences)                                       5.750               07/01/2033       1,044,970
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        MA Devel. Finance Agency (Seven Hills Foundation
                         & Affiliates)                                          5.000               09/01/2035       5,059,250
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        MA Devel. Finance Agency (Symmes Life Care)            5.000               03/01/2035       1,266,500
------------------------------------------------------------------------------------------------------------------------------
           30,000        MA H&EFA (Boston College)                              5.250               06/01/2023          30,033
------------------------------------------------------------------------------------------------------------------------------
           50,000        MA H&EFA (New England Medical Center)                  5.375               07/01/2024          50,110
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        MA H&EFA (Nichols College)                             6.125               10/01/2029       1,474,634
------------------------------------------------------------------------------------------------------------------------------
           90,000        MA H&EFA (North Adams Regional Hospital)               6.750               07/01/2009          91,939
------------------------------------------------------------------------------------------------------------------------------


13            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
$          90,000        MA H&EFA (Schepens Eye Research Institute)             6.500%              07/01/2028     $    97,593
------------------------------------------------------------------------------------------------------------------------------
          210,000        MA H&EFA (VC/TC/FRS/VCS Obligated Group)               5.300               11/15/2028         212,308
------------------------------------------------------------------------------------------------------------------------------
        3,510,000        MA H&EFA RITES                                         8.007 1             08/15/2025       3,802,172
------------------------------------------------------------------------------------------------------------------------------
          100,000        MA Industrial Finance Agency
                         (Cambridge Friends School)                             5.800               09/01/2028          96,890
------------------------------------------------------------------------------------------------------------------------------
          285,000        MA Industrial Finance Agency
                         (General Motors Corp.)                                 5.550               04/01/2009         263,121
------------------------------------------------------------------------------------------------------------------------------
          690,000        MA Industrial Finance Agency
                         (St. John's High School)                               5.350               06/01/2028         707,871
------------------------------------------------------------------------------------------------------------------------------
        7,485,000        MA Turnpike Authority, Series B                        5.125               01/01/2037       7,654,236
------------------------------------------------------------------------------------------------------------------------------
           10,000        MA Turnpike Authority, Series B                        5.250               01/01/2029          10,281
------------------------------------------------------------------------------------------------------------------------------
           15,000        South Essex, MA Sewerage District                      5.250               06/15/2018          15,324
                                                                                                                   -----------
                                                                                                                    28,794,855
MICHIGAN--1.9%
           50,000        Byron Center, MI Public Schools                        5.000               05/01/2024          50,975
------------------------------------------------------------------------------------------------------------------------------
           20,000        Clare County, MI Sewer Disposal System                 5.750               11/01/2019          20,721
------------------------------------------------------------------------------------------------------------------------------
           30,000        Clare County, MI Sewer Disposal System                 5.850               11/01/2021          31,083
------------------------------------------------------------------------------------------------------------------------------
          145,000        Dearborn, MI Economic Devel. Corp.
                         (Oakwood Hospital Corp.)                               5.875               11/15/2025         148,133
------------------------------------------------------------------------------------------------------------------------------
           40,000        Dearborn, MI Economic Devel. Corp.
                         (OHC/UC Obligated Group)                               5.750               11/15/2015          40,852
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Detroit, MI GO                                         5.000               04/01/2025       1,035,180
------------------------------------------------------------------------------------------------------------------------------
           25,000        Detroit, MI Wayne County Stadium Authority             5.250               02/01/2027          25,726
------------------------------------------------------------------------------------------------------------------------------
           45,000        Detroit, MI Wayne County Stadium Authority             5.500               02/01/2017          46,440
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        Dickinson County, MI Healthcare System                 5.500               11/01/2013       1,412,289
------------------------------------------------------------------------------------------------------------------------------
          310,000        Flint, MI Hospital Building Authority
                         (Hurley Medical Center)                                5.375               07/01/2028         316,767
------------------------------------------------------------------------------------------------------------------------------
        2,470,000        Flint, MI Hospital Building Authority
                         (Hurley Medical Center)                                6.000               07/01/2020       2,550,300
------------------------------------------------------------------------------------------------------------------------------
           25,000        Galesburg-Augusta, MI Community Schools GO             5.500               05/01/2030          26,310
------------------------------------------------------------------------------------------------------------------------------
          765,000        Grand Rapids, MI Downtown Devel. Authority             6.875               06/01/2024         780,683
------------------------------------------------------------------------------------------------------------------------------
           25,000        Hamilton, MI Community School District                 5.000               05/01/2024          25,488
------------------------------------------------------------------------------------------------------------------------------
           50,000        Howell, MI Public Schools                              5.000               05/01/2025          51,598
------------------------------------------------------------------------------------------------------------------------------
            5,000        Kalamazoo, MI Hospital Finance Authority
                         (Bronson Methodist Hospital)                           5.250               05/15/2018           5,158
------------------------------------------------------------------------------------------------------------------------------
          350,000        MI Hospital Finance Authority
                         (Detroit Medical Center)                               5.250               08/15/2023         355,845
------------------------------------------------------------------------------------------------------------------------------
          445,000        MI Hospital Finance Authority
                         (Detroit Medical Group)                                5.250               08/15/2027         458,528
------------------------------------------------------------------------------------------------------------------------------
            5,000        MI Hospital Finance Authority
                         (Henry Ford Health System)                             5.250               11/15/2020           5,070
------------------------------------------------------------------------------------------------------------------------------
           80,000        MI Hospital Finance Authority
                         (Henry Ford Health System)                             5.250               11/15/2025          81,676
------------------------------------------------------------------------------------------------------------------------------
           85,000        MI Hospital Finance Authority
                         (Henry Ford Health System)                             5.250               11/15/2025          86,024
------------------------------------------------------------------------------------------------------------------------------
           35,000        MI Hospital Finance Authority
                         (Mclaren Health Care Corp.)                            5.000               06/01/2028          35,476
------------------------------------------------------------------------------------------------------------------------------
           10,000        MI Hospital Finance Authority
                         (OHC/OUH Obligated Group)                              5.000               08/15/2018          10,245
------------------------------------------------------------------------------------------------------------------------------
           75,000        MI Hospital Finance Authority
                         (OHC/OUH Obligated Group)                              5.000               08/15/2031          75,920
------------------------------------------------------------------------------------------------------------------------------


14            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
$           5,000        MI Hospital Finance Authority
                         (Pontiac Osteopathic Hospital)                         6.000%              02/01/2014     $     5,000
------------------------------------------------------------------------------------------------------------------------------
          265,000        MI Hospital Finance Authority (Port Huron
                         Hospital/Marwood Manor Nursing Home)                   5.500               07/01/2015         269,227
------------------------------------------------------------------------------------------------------------------------------
           15,000        MI Hsg. Devel. Authority (Breton Village Green)        5.625               10/15/2018          15,076
------------------------------------------------------------------------------------------------------------------------------
           50,000        MI Hsg. Devel. Authority (Charter Square)              5.500               01/15/2021          50,080
------------------------------------------------------------------------------------------------------------------------------
           15,000        MI Hsg. Devel. Authority (Walled Lake Villa)           6.000               04/15/2018          15,363
------------------------------------------------------------------------------------------------------------------------------
           85,000        MI Hsg. Devel. Authority, Series A                     6.600               04/01/2030          87,795
------------------------------------------------------------------------------------------------------------------------------
        3,625,000        MI Job Devel. Authority Pollution Control
                         (General Motors Corp.) 4                               5.550               04/01/2009       3,346,709
------------------------------------------------------------------------------------------------------------------------------
           30,000        MI Municipal Bond Authority                            6.000               12/01/2013          30,354
------------------------------------------------------------------------------------------------------------------------------
        1,355,000        MI Public Educational Facilities Authority
                         (Old Redford)                                          6.000               12/01/2035       1,355,393
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        MI Strategic Fund Pollution Control
                         (General Motors Corp.)                                 7.875 3             04/01/2008      10,000,000
------------------------------------------------------------------------------------------------------------------------------
           50,000        MI Trunk Line Dept. of Treasury                        5.000               11/01/2026          51,333
------------------------------------------------------------------------------------------------------------------------------
           10,000        Mount Clemens, MI Hsg. Corp.
                         (FHA Section 8), Series A                              6.600               06/01/2022          10,039
------------------------------------------------------------------------------------------------------------------------------
           80,000        Northern MI University                                 5.000               12/01/2025          81,588
------------------------------------------------------------------------------------------------------------------------------
           15,000        Oakland County, MI Sewer Disposal
                         (White Lake Township)                                  6.000               05/01/2013          15,580
------------------------------------------------------------------------------------------------------------------------------
           10,000        Ottawa County, MI Water Supply System                  5.250               08/01/2013          10,040
------------------------------------------------------------------------------------------------------------------------------
          500,000        Plymouth, MI Educational Center Charter School
                         (Public School Academy)                                5.375               11/01/2030         497,300
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Plymouth, MI Educational Center Charter School
                         (Public School Academy)                                5.625               11/01/2035       1,518,165
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Pontiac, MI Tax Increment Finance Authority            6.250               06/01/2022       1,607,220
------------------------------------------------------------------------------------------------------------------------------
        2,450,000        Pontiac, MI Tax Increment Finance Authority            6.375               06/01/2031       2,616,429
------------------------------------------------------------------------------------------------------------------------------
           40,000        Royal Oak, MI Hospital Finance Authority
                         (William Beaumont Hospital)                            5.250               11/15/2031          41,299
------------------------------------------------------------------------------------------------------------------------------
           10,000        Royal Oak, MI Hospital Finance Authority
                         (William Beaumont Hospital)                            5.250               11/15/2035          10,310
------------------------------------------------------------------------------------------------------------------------------
          100,000        Wayne County, MI Building Authority                    5.250               06/01/2016         102,125
------------------------------------------------------------------------------------------------------------------------------
           20,000        Wayne, MI State University                             5.650               11/15/2015          20,030
------------------------------------------------------------------------------------------------------------------------------
           70,000        Western MI University                                  5.125               11/15/2022          71,232
                                                                                                                   -----------
                                                                                                                    29,504,174
MINNESOTA--1.2%
          125,000        Cuyuna Range, MN Hospital District Health
                         Facilities                                             5.200               06/01/2025         125,263
------------------------------------------------------------------------------------------------------------------------------
          250,000        Cuyuna Range, MN Hospital District Health
                         Facilities                                             5.500               06/01/2035         251,943
------------------------------------------------------------------------------------------------------------------------------
           50,000        Hastings, MN Health Care Facility
                         (Regina Medical Center)                                5.300               09/15/2028          50,436
------------------------------------------------------------------------------------------------------------------------------
          230,000        McLeod County, MN Commercial Devel. (Southwest
                         Minnesota Foundation)                                  5.125               12/01/2031         227,081
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Minneapolis, MN Tax Increment (St. Anthony Falls)      5.750               02/01/2027       1,008,920
------------------------------------------------------------------------------------------------------------------------------
           20,000        MN HEFA (College of St. Benedict)                      5.350               03/01/2020          20,088
------------------------------------------------------------------------------------------------------------------------------
          660,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Great Northern Lofts)                                 6.250               03/01/2029         688,268
------------------------------------------------------------------------------------------------------------------------------
           30,000        St. Paul, MN Hsg. & Redevel. Authority
                         (St. Paul Ramsey Medical Center)                       5.500               05/15/2013          30,038
------------------------------------------------------------------------------------------------------------------------------
           15,000        St. Paul, MN Hsg. & Redevel. Authority
                         (St. Paul Ramsey Medical Center)                       5.550               05/15/2023          15,019
------------------------------------------------------------------------------------------------------------------------------


15            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
$       7,000,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Upper Landing) 4                                      7.000%              03/01/2029     $ 6,924,400
------------------------------------------------------------------------------------------------------------------------------
          570,000        St. Paul, MN Port Authority (Great Northern) 7         6.000               03/01/2030         570,576
------------------------------------------------------------------------------------------------------------------------------
          500,000        St. Paul, MN Port Authority (Healtheast
                         Midway Campus)                                         6.000               05/01/2030         508,340
------------------------------------------------------------------------------------------------------------------------------
          130,000        Washington County, MN Hsg. & Redevel. Authority
                         (Healtheast)                                           5.500               11/15/2027         132,584
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        Washington County, MN Hsg. & Redevel. Authority
                         (Seasons Villas)                                       6.950               12/01/2023       8,203,760
                                                                                                                   -----------
                                                                                                                    18,756,716
MISSISSIPPI--0.8%
           80,000        Gulfport, MS Hospital Facility
                         (Memorial Hospital at Gulfport)                        5.750               07/01/2031          80,794
------------------------------------------------------------------------------------------------------------------------------
        6,055,000        MS Business Finance Corp.
                         (System Energy Resources)                              5.875               04/01/2022       6,104,712
------------------------------------------------------------------------------------------------------------------------------
        1,550,000        MS Business Finance Corp.
                         (System Energy Resources) 4                            5.900               05/01/2022       1,563,268
------------------------------------------------------------------------------------------------------------------------------
        5,030,000        MS Home Corp. Hsg. (Valley State Student Hsg.)         5.500               12/01/2035       5,182,208
                                                                                                                   -----------
                                                                                                                    12,930,982
MISSOURI--2.9%
          365,000        Branson, MO IDA (Branson Hills)                        7.050               05/01/2027         391,477
------------------------------------------------------------------------------------------------------------------------------
        2,340,000        Branson, MO IDA (Branson Landing)                      5.250               06/01/2021       2,340,725
------------------------------------------------------------------------------------------------------------------------------
          270,000        Cameron, MO IDA Health Facilities
                         (Cameron Community Hospital)                           6.375               12/01/2029         286,176
------------------------------------------------------------------------------------------------------------------------------
          750,000        Hanley Road & North of Folk Ave, MO
                         Transportation District                                5.400               10/01/2031         737,640
------------------------------------------------------------------------------------------------------------------------------
       10,280,678        Hanley/Eager Road, MO Transportation Devel.
                         District, Series A                                     7.750 5             12/01/2023       2,698,267
------------------------------------------------------------------------------------------------------------------------------
       13,500,000        Hazelwood, MO Transportation Devel. District
                         (370/Missouri Bottom Road/Tausig Road)                 7.200               05/01/2033      14,833,800
------------------------------------------------------------------------------------------------------------------------------
        2,100,000        Maplewood, MO Tax (Maplewood South Redevel.)           5.750               11/01/2026       2,139,144
------------------------------------------------------------------------------------------------------------------------------
          135,000        MO H&EFA (Freeman Health System)                       5.500               02/15/2024         136,477
------------------------------------------------------------------------------------------------------------------------------
          175,000        Ozark Centre, MO Transportation Devel. District        5.375               09/01/2032         173,598
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Raymore, MO Tax Increment                              5.375               03/01/2020       1,491,210
------------------------------------------------------------------------------------------------------------------------------
        3,750,000        Raymore, MO Tax Increment                              5.625               03/01/2028       3,750,975
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Richmond Heights, MO Tax Increment &
                         Transportation Sales Tax                               5.625               11/01/2025       2,513,900
------------------------------------------------------------------------------------------------------------------------------
        9,000,000        St. Joseph, MO IDA (Living Community of St.
                         Joseph)                                                7.000               08/15/2032       9,586,440
------------------------------------------------------------------------------------------------------------------------------
          250,000        St. Joseph, MO IDA (Shoppes at North Village)          5.375               11/01/2024         247,685
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        St. Joseph, MO IDA, Series B                           5.375               11/01/2023         987,720
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        St. Joseph, MO IDA, Series B                           5.500               11/01/2027         990,660
------------------------------------------------------------------------------------------------------------------------------
          150,000        St. Louis County, MO IDA (Multifamily Hsg.)            5.950               03/20/2031         153,653
------------------------------------------------------------------------------------------------------------------------------
           10,000        St. Louis County, MO IDA (Waterford)                   5.400               12/01/2028          10,002
------------------------------------------------------------------------------------------------------------------------------
          486,000        St. Louis, MO Tax Increment
                         (1505 MO Avenue Redevel.)                              6.000               08/04/2025         480,751
------------------------------------------------------------------------------------------------------------------------------
        1,930,000        St. Louis, MO Tax Increment Financing                  5.500               03/09/2027       1,797,641
                                                                                                                   -----------
                                                                                                                    45,747,941
MONTANA--0.6%
       10,000,000        Forsyth, MT Pollution Control
                         (Northwestern Corp.) 7                                 4.650               08/01/2023      10,034,200
------------------------------------------------------------------------------------------------------------------------------


16            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
MONTANA CONTINUED
$          15,000        MT Board of Hsg., Series A                             5.200%              08/01/2029     $    14,625
                                                                                                                   -----------
                                                                                                                    10,048,825
NEBRASKA--0.2%
        3,730,000        NE Educational Facilities Authority
                         (Midland Lutheran College)                             5.600               09/15/2029       3,713,849
NEVADA--0.7%
        2,220,000        Clark County, NV Economic Devel. (Alexander
                         Dawson School at Rainbow Mountain)                     5.375               05/15/2033       2,290,818
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Director of the State of NV Dept. of Business &
                         Industry (Las Ventanas Retirement)                     7.000               11/15/2034       1,033,670
------------------------------------------------------------------------------------------------------------------------------
        6,200,000        Las Vegas, NV Paiute Tribe, Series A                   6.625               11/01/2017       6,835,066
------------------------------------------------------------------------------------------------------------------------------
          100,000        Mesquite, NV Special Improvement District
                         (Canyon Creek)                                         5.200               08/01/2016          98,208
------------------------------------------------------------------------------------------------------------------------------
          145,000        Mesquite, NV Special Improvement District
                         (Canyon Creek)                                         5.250               08/01/2017         142,510
------------------------------------------------------------------------------------------------------------------------------
          300,000        Mesquite, NV Special Improvement District
                         (Canyon Creek)                                         5.300               08/01/2018         293,394
                                                                                                                   -----------
                                                                                                                    10,693,666
NEW HAMPSHIRE--2.3%
          305,000        Manchester, NH Hsg. & Redevel. Authority, Series B     5.650 5             01/01/2029          88,340
------------------------------------------------------------------------------------------------------------------------------
        3,220,000        Manchester, NH Hsg. & Redevel. Authority, Series B     5.700 5             01/01/2030         883,053
------------------------------------------------------------------------------------------------------------------------------
          495,000        Manchester, NH Hsg. & Redevel. Authority, Series B     6.000 5             01/01/2023         201,277
------------------------------------------------------------------------------------------------------------------------------
           90,000        NH Business Finance Authority (Proctor Academy)        5.400               06/01/2017          92,086
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NH H&EFA (Catholic Medical Center)                     6.125               07/01/2032       1,053,350
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        NH H&EFA (Franklin Pierce College) 4                   6.050               10/01/2034       4,270,400
------------------------------------------------------------------------------------------------------------------------------
           40,000        NH H&EFA (New Hampshire College)                       6.375               01/01/2027          41,467
------------------------------------------------------------------------------------------------------------------------------
        1,980,000        NH H&EFA (Portsmouth Christian Academy)                5.750               07/01/2023       2,089,811
------------------------------------------------------------------------------------------------------------------------------
        6,115,000        NH H&EFA (Portsmouth Christian Academy)                5.850               07/01/2033       6,401,794
------------------------------------------------------------------------------------------------------------------------------
        4,555,000        NH H&EFA (Southern New Hampshire University)           5.000               01/01/2030       4,572,172
------------------------------------------------------------------------------------------------------------------------------
       16,410,000        NH H&EFA (Southern New Hampshire University)           5.000               01/01/2036      16,396,216
------------------------------------------------------------------------------------------------------------------------------
           25,000        NH HE&H Facilities Authority (Dartmouth College)       5.450               06/01/2025          25,404
------------------------------------------------------------------------------------------------------------------------------
          265,000        NH HE&HFA (Franklin Pierce Law Center)                 5.500               07/01/2028         270,910
------------------------------------------------------------------------------------------------------------------------------
          500,000        NH Turnpike System, Series A                           6.750               11/01/2011         517,340
                                                                                                                   -----------
                                                                                                                    36,903,620
NEW JERSEY--1.3%
        1,000,000        NJ EDA (Cigarette Tax)                                 5.500               06/15/2031       1,036,720
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ EDA (Cigarette Tax) 4                               5.750               06/15/2029       2,114,820
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.250               06/01/2043       7,549,150
------------------------------------------------------------------------------------------------------------------------------
        2,490,000        NJ Tobacco Settlement Financing Corp. (TASC)
                         RITES                                                  9.054 1             06/01/2037       2,843,779
------------------------------------------------------------------------------------------------------------------------------
        3,265,000        NJ Tobacco Settlement Financing Corp. (TASC)
                         RITES                                                  9.429 1             06/01/2042       3,789,783
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        NJ Transit Corp. ROLs, Series 15 2                     8.340 1             09/15/2015       3,730,220
                                                                                                                   -----------
                                                                                                                    21,064,472
NEW MEXICO--1.1%
        1,495,000        Cabezon, NM Public Improvement District                6.300               09/01/2034       1,517,231
------------------------------------------------------------------------------------------------------------------------------
        7,640,000        Eldorado, NM Area Water & Sanitation District          6.000               02/01/2023       7,571,469
------------------------------------------------------------------------------------------------------------------------------
          100,000        Farmington, NM Pollution Control (Public Service
                         Company of New Mexico)                                 5.800               04/01/2022         101,524
------------------------------------------------------------------------------------------------------------------------------


17            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
$         200,000        Farmington, NM Pollution Control (Public Service
                         Company of New Mexico)                                 5.800%              04/01/2022     $   203,048
------------------------------------------------------------------------------------------------------------------------------
           25,000        Farmington, NM Pollution Control (Public Service
                         Company of New Mexico)                                 6.300               12/01/2016          25,792
------------------------------------------------------------------------------------------------------------------------------
        3,365,000        NM Educational Assistance Foundation 4                 5.900               09/01/2031       3,484,458
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        NM Hsg. Authority (Villa Del Oso Apartments)           6.250               01/01/2031       3,044,760
------------------------------------------------------------------------------------------------------------------------------
        1,270,000        NM Hsg. Authority (Villa Del Oso Apartments)           7.500               01/01/2038       1,289,583
------------------------------------------------------------------------------------------------------------------------------
          325,000        Santa Fe, NM Educational Facilities
                         (College of Santa Fe)                                  5.875               10/01/2021         329,095
                                                                                                                   -----------
                                                                                                                    17,566,960
NEW YORK--0.0%
           50,000        NYC GO RIBS                                            8.323 1             08/27/2015          50,141
NORTH CAROLINA--0.2%
           95,000        Charlotte, NC Mtg. (Tryon Hills Associate)             5.875               01/01/2025          97,397
------------------------------------------------------------------------------------------------------------------------------
        1,105,000        Kinston, NC Hsg. Authority (Kinston Towers)            6.750               12/01/2018       1,110,271
------------------------------------------------------------------------------------------------------------------------------
          130,000        NC Eastern Municipal Power Agency, Series A            5.625               01/01/2024         134,103
------------------------------------------------------------------------------------------------------------------------------
          140,000        NC Eastern Municipal Power Agency, Series B            5.500               01/01/2017         140,188
------------------------------------------------------------------------------------------------------------------------------
          695,000        NC Eastern Municipal Power Agency, Series B            5.500               01/01/2021         699,490
------------------------------------------------------------------------------------------------------------------------------
          475,000        NC Eastern Municipal Power Agency, Series B            5.500               01/01/2021         475,622
------------------------------------------------------------------------------------------------------------------------------
           20,000        NC Eastern Municipal Power Agency, Series B            6.250               01/01/2023          20,041
------------------------------------------------------------------------------------------------------------------------------
           25,000        NC HFA                                                 5.450               01/01/2011          25,801
------------------------------------------------------------------------------------------------------------------------------
           30,000        NC HFA (Multifamily Hsg.)                              5.450               09/01/2024          30,013
------------------------------------------------------------------------------------------------------------------------------
          750,000        NC Medical Care Commission (United Methodist)          5.250               10/01/2024         763,928
------------------------------------------------------------------------------------------------------------------------------
          200,000        NC Medical Care Commission (United Methodist)          5.500               10/01/2032         203,776
                                                                                                                   -----------
                                                                                                                     3,700,630
NORTH DAKOTA--0.0%
           10,000        Grand Forks, ND Sewer                                  5.850               12/01/2015          10,014
OHIO--1.1%
           20,000        Brecksville-Broadview Heights, OH
                         City School District                                   5.250               12/01/2021          20,548
------------------------------------------------------------------------------------------------------------------------------
           35,000        Clermont County, OH Hospital Facilities
                         (Mercy Health System)                                  5.625               09/01/2021          36,449
------------------------------------------------------------------------------------------------------------------------------
           45,000        Cleveland, OH Airport System                           5.000               01/01/2031          45,737
------------------------------------------------------------------------------------------------------------------------------
           10,000        Cleveland, OH COP (Cleveland Stadium)                  5.250               11/15/2022          10,379
------------------------------------------------------------------------------------------------------------------------------
          100,000        Cleveland, OH Public Power System                      5.250               11/15/2016         102,738
------------------------------------------------------------------------------------------------------------------------------
          490,000        Cleveland, OH Rock Glen Hsg. Assistance Corp.
                         (Ambleside Apartments)                                 7.000               06/01/2018         506,244
------------------------------------------------------------------------------------------------------------------------------
          530,000        Cleveland-Cuyahoga County, OH Port Authority
                         (Myers University)                                     5.600               05/15/2025         544,649
------------------------------------------------------------------------------------------------------------------------------
           50,000        Cuyahoga County, OH Hospital
                         (University Hospitals Health System)                   5.500               01/15/2011          51,053
------------------------------------------------------------------------------------------------------------------------------
          295,000        Cuyahoga County, OH Hospital
                         (University Hospitals Health System)                   5.625               01/15/2026         301,263
------------------------------------------------------------------------------------------------------------------------------
           10,000        Franklin County, OH Convention Facilities
                         Authority                                              5.000               12/01/2027          10,223
------------------------------------------------------------------------------------------------------------------------------
          160,000        Garfield Heights, OH GO                                6.625               11/01/2011         165,448
------------------------------------------------------------------------------------------------------------------------------
          920,000        Glenwillow Village, OH GO                              5.875               12/01/2024         979,257
------------------------------------------------------------------------------------------------------------------------------
           35,000        Greene County, OH Economic Devel. (YMCA)               6.000               12/01/2023          34,832
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Greene County, OH University Hsg.
                         (Central State University)                             5.625               09/01/2032       1,544,370
------------------------------------------------------------------------------------------------------------------------------


18            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$          15,000        Lorian County, OH Hospital
                         (Catholic Healthcare Partners)                         5.500%              09/01/2027     $    15,571
------------------------------------------------------------------------------------------------------------------------------
          350,000        OH Air Quality Devel. Authority
                         (Cincinnati Gas & Electric Company)                    5.450               01/01/2024         350,441
------------------------------------------------------------------------------------------------------------------------------
           85,000        OH Water Devel. Authority (Cincinnati Gas)             5.450               01/01/2024          85,180
------------------------------------------------------------------------------------------------------------------------------
          500,000        Port of Greater Cincinnati, OH
                         (Public Parking Infrastructure)                        6.300               02/15/2024         538,375
------------------------------------------------------------------------------------------------------------------------------
        1,485,000        Port of Greater Cincinnati, OH
                         (Public Parking Infrastructure)                        6.400               02/15/2034       1,598,439
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Port of Greater Cincinnati, OH Devel. Authority
                         (AHSI/AOLM Obligated Group)                            5.000               10/01/2025       1,014,990
------------------------------------------------------------------------------------------------------------------------------
          655,000        Summit County, OH Port Authority
                         (Twinsburg Township)                                   5.125               05/15/2025         654,587
------------------------------------------------------------------------------------------------------------------------------
          110,000        Sylvania, OH Area Joint Recreational District          6.000               12/01/2020         112,390
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        Toledo-Lucas County, OH Port Authority
                         (Crocker Park)                                         5.375               12/01/2035       8,365,600
------------------------------------------------------------------------------------------------------------------------------
           45,000        Zanesville-Muskingum County, OH Port Authority
                         (Anchor Glass Container Corp.)                        10.250               12/01/2008          45,024
                                                                                                                   -----------
                                                                                                                    17,133,787
OKLAHOMA--4.8%
          130,000        Claremore, OK Industrial & Redevel. Student Hsg.
                         (RSU Foundation)                                       5.750               09/01/2034         135,866
------------------------------------------------------------------------------------------------------------------------------
        3,515,000        Comanche County, OK Hospital Authority                 5.250               07/01/2020       3,700,346
------------------------------------------------------------------------------------------------------------------------------
        3,040,000        Comanche County, OK Hospital Authority                 5.250               07/01/2021       3,197,958
------------------------------------------------------------------------------------------------------------------------------
        1,385,000        Eufaula, OK Public Works Authority                     5.000               12/01/2030       1,400,193
------------------------------------------------------------------------------------------------------------------------------
           15,000        Grady County, OK Industrial Authority
                         (Correctional Facilities)                              6.000               11/01/2029          15,410
------------------------------------------------------------------------------------------------------------------------------
          500,000        Grady County, OK Industrial Authority
                         (Correctional Facilities) 2                            7.800               11/01/2014         400,000
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Haskell County, OK Public Facilities Authority         5.250               04/01/2026       1,042,790
------------------------------------------------------------------------------------------------------------------------------
          655,000        Haskell County, OK Public Facilities Authority         5.250               04/01/2031         677,244
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Langston, OK EDA (Langston University)                 5.000               05/01/2030       4,012,920
------------------------------------------------------------------------------------------------------------------------------
        6,500,000        Langston, OK EDA (Langston University)                 5.000               05/01/2035       6,502,275
------------------------------------------------------------------------------------------------------------------------------
        1,870,000        Langston, OK EDA (Langston University) 7               5.250               05/01/2026       1,935,506
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Norman, OK Regional Hospital Authority                 5.375               09/01/2036       2,004,560
------------------------------------------------------------------------------------------------------------------------------
        6,250,000        Tulsa County, OK Industrial Authority
                         (Affordable Hsg.) 2                                    5.250 3             01/01/2039       6,250,000
------------------------------------------------------------------------------------------------------------------------------
       36,850,000        Tulsa, OK Municipal Airport Trust
                         (American Airlines)                                    6.250               06/01/2020      36,108,210
------------------------------------------------------------------------------------------------------------------------------
        8,815,000        Tulsa, OK Municipal Airport Trust
                         (American Airlines) 4                                  7.350               12/01/2011       8,819,496
                                                                                                                   -----------
                                                                                                                    76,202,774
OREGON--0.0%
           30,000        OR Health & Science University, Series A               5.250               07/01/2028          30,655
------------------------------------------------------------------------------------------------------------------------------
           65,000        OR Health Hsg. Educational & Cultural Facilities
                         Authority (Reed College)                               5.375               07/01/2025          66,448
------------------------------------------------------------------------------------------------------------------------------
           30,000        OR Hsg. & Community Services Dept.
                         (Single Family Mtg.)                                   6.400               07/01/2018          30,068
------------------------------------------------------------------------------------------------------------------------------
           50,000        OR Hsg. (Elderly & Disabled Hsg.)                      5.500               08/01/2026          50,023
                                                                                                                   -----------
                                                                                                                       177,194


19            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.4%
      $ 8,200,000        Allegheny County, PA HDA
                         (West Penn Allegheny Health System)                    9.250%              11/15/2030     $ 9,762,100
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Chester County, PA H&EFA (Jenners Pond)                7.750               07/01/2034       1,555,650
------------------------------------------------------------------------------------------------------------------------------
        1,655,000        Cumberland County, PA Municipal Authority
                         (Wesley Affiliated Services)                           7.250               01/01/2035       1,801,964
------------------------------------------------------------------------------------------------------------------------------
        3,905,000        Northumberland County, PA IDA
                         (NHS Youth Services)                                   7.750               02/15/2029       4,073,540
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Philadelphia, PA H&HEFA (Centralized
                         Comprehensive Human Services)                          7.250               01/01/2021       1,050,900
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Philadelphia, PA H&HEFA (Temple University
                         Children's Medical Center)                             5.625               06/15/2019       1,231,032
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Philadelphia, PA Redevel. Authority
                         (Beech Student Hsg. Complex), Series A                 5.625               07/01/2023       1,065,960
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Philadelphia, PA Redevel. Authority
                         (Beech Student Hsg. Complex), Series A                 5.625               07/01/2028       1,568,820
                                                                                                                   -----------
                                                                                                                    22,109,966
RHODE ISLAND--0.5%
        5,000,000        Central Falls, RI Detention Facility                   7.250               07/15/2035       5,471,400
------------------------------------------------------------------------------------------------------------------------------
           50,000        Providence, RI HDC (Barbara Jordan Apartments)         6.750               07/01/2025          50,142
------------------------------------------------------------------------------------------------------------------------------
           40,000        RI Hsg. & Mtg. Finance Corp.
                         (Homeownership Opportunity)                            6.500               04/01/2027          40,046
------------------------------------------------------------------------------------------------------------------------------
          175,000        RI Tobacco Settlement Financing Corp. (TASC)           6.250               06/01/2042         183,689
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Tiverton, RI Special Obligation Tax
                         (Mount Hope Bay Village)                               6.875               05/01/2022       1,620,120
                                                                                                                   -----------
                                                                                                                     7,365,397
SOUTH CAROLINA--2.4%
        2,500,000        Greenville County, SC School District ROLs             6.555 1             12/01/2020       2,547,100
------------------------------------------------------------------------------------------------------------------------------
        2,200,000        Lancaster County, SC (Sun City Carolina Lakes)         5.450               12/01/2037       2,203,454
------------------------------------------------------------------------------------------------------------------------------
           40,000        Marion County, SC Hospital District                    5.375               11/01/2025          40,702
------------------------------------------------------------------------------------------------------------------------------
          500,000        SC Connector 2000 Assoc. Toll Road, Series B           6.080 5             01/01/2021         221,640
------------------------------------------------------------------------------------------------------------------------------
       10,355,000        SC Connector 2000 Assoc. Toll Road, Series B           6.780 5             01/01/2026       3,375,523
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        SC Educational Facilities Authority
                         (Southern Wesleyan University)                         5.750               03/01/2029       1,036,140
------------------------------------------------------------------------------------------------------------------------------
       17,000,000        SC Educational Facilities Authority (Furman
                         University)                                            5.000               10/01/2038      17,373,660
------------------------------------------------------------------------------------------------------------------------------
       10,660,000        SC Jobs-Economic Devel. Authority
                         (Coastal Hsg. Foundation)                              5.000               04/01/2035      10,917,865
------------------------------------------------------------------------------------------------------------------------------
          120,000        SC Tobacco Settlement Management Authority,
                         Series B                                               6.375               05/15/2028         128,239
                                                                                                                   -----------
                                                                                                                    37,844,323
SOUTH DAKOTA--1.2%
        2,300,000        Lower Brule, SD Sioux Tribe (Farm Road
                         Reconstruction)                                        6.500               02/01/2016       2,300,000
------------------------------------------------------------------------------------------------------------------------------
        8,200,000        SD Educational Enhancement Funding Corp. Tobacco
                         Settlement 4                                           6.500               06/01/2032       8,874,614
------------------------------------------------------------------------------------------------------------------------------
        7,550,000        Sioux Falls, SD Health Facilities (Rummel
                         Memorial Home)                                         6.750               11/15/2033       7,774,462
                                                                                                                   -----------
                                                                                                                    18,949,076


20            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.0%
$       3,500,000        Bradley County, TN Industrial Devel. Board
                         (Olin Corp.)                                           6.625%              11/01/2017     $ 3,825,045
------------------------------------------------------------------------------------------------------------------------------
        7,710,000        Chattanooga, TN Health Educational & Hsg. Board
                         (Campus Devel. Foundation Phase I)                     5.000               10/01/2025       7,536,371
------------------------------------------------------------------------------------------------------------------------------
        9,000,000        Chattanooga, TN Health Educational & Hsg. Board
                         (Campus Devel. Foundation Phase I)                     5.125               10/01/2035       8,785,890
------------------------------------------------------------------------------------------------------------------------------
          100,000        Hamilton County, TN Industrial Devel. Board
                         (Park at 58)                                           6.700               03/01/2021         101,075
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Johnson City, TN Health & Educational Facilities
                         Board (Mountain States Health Alliance)                5.500               07/01/2036       3,109,770
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Shelby County, TN HE&HF (Cornerstone-Cameron &
                         Stonegate) 8                                           6.000               07/01/2028       1,048,920
------------------------------------------------------------------------------------------------------------------------------
        5,980,000        Smyrna, TN Hsg. Assoc.
                         (Imperial Garden Apartments) 4                         6.450               10/20/2035       6,563,469
------------------------------------------------------------------------------------------------------------------------------
          100,000        TN Metropolitan Government
                         (Nashville & Davidson County)                          5.875               05/15/2021         101,161
                                                                                                                   -----------
                                                                                                                    31,071,701
TEXAS--9.0%
          130,000        Alice, TX GO                                           5.200               02/01/2011         130,147
------------------------------------------------------------------------------------------------------------------------------
          150,000        Anson, TX Education Facilities Corp.
                         (Odessa Student Hsg.)                                  5.400               07/01/2034         154,116
------------------------------------------------------------------------------------------------------------------------------
          955,000        Anson, TX Education Facilities Corp. Student
                         Hsg. (University of TX/Waterview Park)                 5.100               01/01/2034         953,386
------------------------------------------------------------------------------------------------------------------------------
       26,055,000        Austin, TX Convention Enterprises
                         (Convention Center)                                    5.750               01/01/2032      26,950,771
------------------------------------------------------------------------------------------------------------------------------
          200,000        Austin, TX Convention Enterprises
                         (Convention Center)                                    6.000               01/01/2023         212,022
------------------------------------------------------------------------------------------------------------------------------
           95,000        Austin, TX Utility System, Series B                    5.700               11/15/2021          95,987
------------------------------------------------------------------------------------------------------------------------------
        9,885,000        Beasley, TX Higher Education Finance Corp.,
                         Series A                                               5.125               12/01/2034       9,967,540
------------------------------------------------------------------------------------------------------------------------------
       10,765,000        Bexar County, TX HFC (American Opportunity Hsg.)       6.750               12/01/2037      11,121,429
------------------------------------------------------------------------------------------------------------------------------
        3,090,000        Bexar County, TX HFC (American Opportunity
                         Hsg.-Nob Hill Apartments)                              6.000               06/01/2021       3,088,270
------------------------------------------------------------------------------------------------------------------------------
        6,625,000        Bexar County, TX HFC (American Opportunity
                         Hsg.-Nob Hill Apartments)                              6.000               06/01/2031       6,641,629
------------------------------------------------------------------------------------------------------------------------------
        5,765,000        Bexar County, TX HFC (American Opportunity
                         Hsg.-Waterford)                                        7.000               12/01/2036       6,099,428
------------------------------------------------------------------------------------------------------------------------------
          400,000        Bexar County, TX HFC (Doral Club)                      8.750               10/01/2036         399,912
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Bexar County, TX HFC (The Army Retirement
                         Residence Foundation)                                  6.300               07/01/2032       1,059,500
------------------------------------------------------------------------------------------------------------------------------
          150,000        Chimney Hill, TX Municipal Utility District            5.500               10/01/2011         150,938
------------------------------------------------------------------------------------------------------------------------------
           10,000        Cypress Hill, TX Municipal Utility District No. 1      5.250               09/01/2025          10,114
------------------------------------------------------------------------------------------------------------------------------
          840,000        Dallas-Fort Worth, TX International Airport
                         Facility (American Airlines)                           6.000               11/01/2014         748,289
------------------------------------------------------------------------------------------------------------------------------
          265,000        El Paso County, TX HFC (American Village
                         Communities), Series A                                 6.250               12/01/2020         274,296
------------------------------------------------------------------------------------------------------------------------------
          335,000        El Paso County, TX HFC (El Paso American Hsg.
                         Foundation), Series A                                  6.375               12/01/2032         344,132
------------------------------------------------------------------------------------------------------------------------------
        2,470,000        Folk, TX Avenue South Transportation District          5.625               11/01/2031       2,486,327
------------------------------------------------------------------------------------------------------------------------------
           20,000        Fort Bend, TX Independent School District              5.375               02/15/2024          20,714
------------------------------------------------------------------------------------------------------------------------------
           20,000        Harris County, TX Health Facilities Devel.
                         Authority (Texas Children's Hospital)                  5.250               10/01/2029          20,477
------------------------------------------------------------------------------------------------------------------------------
           50,000        Harris County, TX Toll Road                            5.000               08/01/2028          50,437


21            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$       3,730,000        Harris County, TX Toll Road RITES                      9.397 1 %           08/15/2024     $ 4,680,106
------------------------------------------------------------------------------------------------------------------------------
          105,000        Keller, TX Independent School District, Series A       5.400               08/15/2023         105,462
------------------------------------------------------------------------------------------------------------------------------
           65,000        Leander, TX Independent School District                5.460 5             08/15/2018          33,301
------------------------------------------------------------------------------------------------------------------------------
           10,000        Leander, TX Independent School District                6.000               08/15/2018          10,065
------------------------------------------------------------------------------------------------------------------------------
          650,000        Lewisville, TX Combination Contract                    6.000               10/01/2015         699,309
------------------------------------------------------------------------------------------------------------------------------
        1,325,000        Lewisville, TX Combination Contract                    6.000               10/01/2025       1,446,980
------------------------------------------------------------------------------------------------------------------------------
        5,510,000        Lewisville, TX Combination Contract                    6.000               10/01/2034       5,970,691
------------------------------------------------------------------------------------------------------------------------------
          100,000        Lewisville, TX GO                                      5.700               09/01/2028         104,403
------------------------------------------------------------------------------------------------------------------------------
        3,400,000        Lewisville, TX GO                                      6.125               09/01/2029       3,710,080
------------------------------------------------------------------------------------------------------------------------------
        2,345,000        Lubbock, TX HFC (Las Colinas Quail Creek
                         Apartments)                                            6.000               07/01/2022       2,403,625
------------------------------------------------------------------------------------------------------------------------------
        1,530,000        Lubbock, TX HFC (Las Colinas Quail Creek
                         Apartments)                                            6.000               07/01/2025       1,560,233
------------------------------------------------------------------------------------------------------------------------------
          655,000        Lubbock, TX HFC (Las Colinas Quail Creek
                         Apartments)                                            6.000               07/01/2032         664,707
------------------------------------------------------------------------------------------------------------------------------
       20,350,000        Matagorda County, TX Navigation District
                         (Centerpoint Energy)                                   8.000               05/01/2029      21,887,443
------------------------------------------------------------------------------------------------------------------------------
          270,000        Metro, TX Health Facilities Devel. Corp.
                         (Wilson N. Jones Memorial Hospital)                    5.375               01/01/2023         270,292
------------------------------------------------------------------------------------------------------------------------------
           75,000        Mission, TX Economic Devel. Corp.                      6.600               01/01/2020          75,380
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        North Central, TX HFDC (Northwest Senior
                         Hsg. Corp.)                                            7.250               11/15/2019       2,138,980
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        North Central, TX HFDC (Northwest Senior
                         Hsg. Corp.)                                            7.500               11/15/2029       3,213,270
------------------------------------------------------------------------------------------------------------------------------
        1,910,000        Nueces County, TX HFC (Dolphins Landing
                         Apartments)                                            6.750               07/01/2020       2,034,513
------------------------------------------------------------------------------------------------------------------------------
        1,865,000        Nueces County, TX HFC (Dolphins Landing
                         Apartments)                                            6.875               07/01/2030       1,987,251
------------------------------------------------------------------------------------------------------------------------------
           60,000        Nueces County, TX HFC (Dolphins Landing
                         Apartments)                                            8.000               07/01/2030          63,624
------------------------------------------------------------------------------------------------------------------------------
          250,000        Pantego, TX Economic Devel. Corp. (Sales Tax)          5.850               02/15/2022         251,313
------------------------------------------------------------------------------------------------------------------------------
        1,680,000        Retama, TX Devel. Corp. (Retama Racetrack)            10.000               12/15/2019       2,333,369
------------------------------------------------------------------------------------------------------------------------------
          500,000        Ridge Parc, TX Devel. Corp. (Multifamily)              6.100               06/20/2033         543,425
------------------------------------------------------------------------------------------------------------------------------
        4,020,000        Sabine, TX River Authority Pollution Control
                         (TXU Electric Company)                                 6.150               08/01/2022       4,377,458
------------------------------------------------------------------------------------------------------------------------------
           45,000        San Antonio, TX Hotel Occupancy Tax (Henry
                         Gonzalez)                                              5.700               08/15/2026          46,126
------------------------------------------------------------------------------------------------------------------------------
           70,000        San Antonio, TX Water                                  5.600               05/15/2026          71,459
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Tarrant County, TX Cultural Education Facilities
                         Finance Corp. (Northwest Senior Hsg.)                  6.000               11/15/2036       1,555,725
------------------------------------------------------------------------------------------------------------------------------
          100,000        Temple, TX Junior College District                     5.800               07/01/2014         100,347
------------------------------------------------------------------------------------------------------------------------------
          445,000        TX Affordable Hsg. Corp. (Ashton Place &
                         Woodstock Apartments)                                  6.300               08/01/2033         341,319
------------------------------------------------------------------------------------------------------------------------------
           50,000        TX Dormitory Finance Authority
                         (Temple Junior College Foundation)                     5.750               09/01/2027          52,165
------------------------------------------------------------------------------------------------------------------------------
          425,000        TX Dormitory Finance Authority
                         (Temple Junior College Foundation)                     6.000               09/01/2033         448,885
------------------------------------------------------------------------------------------------------------------------------
           15,000        TX GO                                                  5.500               08/01/2016          15,064
------------------------------------------------------------------------------------------------------------------------------
          545,000        TX Panhandle HFA (Amarillo Affordable Hsg.)            6.625               03/01/2020         549,126
------------------------------------------------------------------------------------------------------------------------------
        3,065,000        TX Panhandle HFA (Amarillo Affordable Hsg.)            6.750               03/01/2031       3,084,432
------------------------------------------------------------------------------------------------------------------------------
          100,000        Upper Trinity, TX Regional Water District              5.000               08/01/2018         100,260


22            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$       1,105,000        Van Alstyne, TX Independent School District            5.950%              08/15/2029     $ 1,136,680
------------------------------------------------------------------------------------------------------------------------------
           25,000        Westador, TX Municipal Utility District GO             6.875               03/01/2009          25,536
------------------------------------------------------------------------------------------------------------------------------
        4,655,000        Wichita County, TX HFDC (Wichita Falls
                         Retirement Foundation)                                 6.250               01/01/2028       4,722,125
                                                                                                                   -----------
                                                                                                                   143,794,390
U.S. POSSESSIONS--1.9%
       11,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K                                               5.000               07/01/2022      11,242,990
------------------------------------------------------------------------------------------------------------------------------
        7,580,000        Puerto Rico Highway & Transportation Authority,
                         Series K 4                                             5.000               07/01/2030       7,668,459
------------------------------------------------------------------------------------------------------------------------------
        1,065,000        Puerto Rico IMEPCF (American Airlines)                 6.450               12/01/2025         960,098
------------------------------------------------------------------------------------------------------------------------------
        7,065,000        Puerto Rico Infrastructure                             5.000               07/01/2041       7,069,663
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Puerto Rico Municipal Finance Agency RITES             7.535 1             08/01/2015       1,737,840
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Puerto Rico Public Buildings Authority, Series D       5.250               07/01/2036       2,062,560
                                                                                                                   -----------
                                                                                                                    30,741,610
UTAH--0.4%
        3,260,000        Eagle Mountain, UT Gas & Electric 4                    5.000               06/01/2024       3,329,112
------------------------------------------------------------------------------------------------------------------------------
          160,000        Emery County, UT Pollution Control (Pacificorp)        5.650               11/01/2023         160,237
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Intermountain, UT Power Agency                         6.150               07/01/2014       1,024,590
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Murray City, UT Hospital RITES                         7.897 1             05/15/2022       2,074,520
------------------------------------------------------------------------------------------------------------------------------
           15,000        Sandy City, UT Industrial Devel. (King
                         Properties)                                            6.125               08/01/2016          15,028
                                                                                                                   -----------
                                                                                                                     6,603,487
VERMONT--0.0%
          225,000        VT EDA (Wake Robin Corp.)                              6.000               03/01/2022         236,333
------------------------------------------------------------------------------------------------------------------------------
          130,000        VT EDA (Wake Robin Corp.)                              6.300               03/01/2033         138,657
                                                                                                                   -----------
                                                                                                                       374,990
VIRGINIA--2.2%
           20,000        Alexandria, VA IDA Pollution Control
                         (Potomac Electric Power Company)                       5.375               02/15/2024          20,015
------------------------------------------------------------------------------------------------------------------------------
        2,300,000        Buena Vista, VA Public Recreational Facilities
                         Authority (Golf Course)                                5.250               07/15/2025       2,377,027
------------------------------------------------------------------------------------------------------------------------------
        1,090,000        Buena Vista, VA Public Recreational Facilities
                         Authority (Golf Course)                                5.500               07/15/2035       1,129,349
------------------------------------------------------------------------------------------------------------------------------
        2,845,000        Fairfax County, VA Redevel. & Hsg. Authority
                         (Burke Shire Commons)                                  7.600               10/01/2036       2,979,967
------------------------------------------------------------------------------------------------------------------------------
           20,000        Fairfax County, VA Redevel. & Hsg. Authority
                         (Paul Spring Retirement Center)                        6.000               12/15/2028          20,691
------------------------------------------------------------------------------------------------------------------------------
          610,000        Louisa, VA IDA Pollution Control (Virginia
                         Electric & Power Company)                              5.450               01/01/2024         611,159
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Norfolk, VA Water 4                                    5.875               11/01/2020       4,086,520
------------------------------------------------------------------------------------------------------------------------------
          315,000        Norton, VA IDA (Norton Community Hospital)             6.000               12/01/2022         335,825
------------------------------------------------------------------------------------------------------------------------------
        1,150,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.000               08/15/2010       1,161,420
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.000               08/15/2011       1,008,000
------------------------------------------------------------------------------------------------------------------------------
           25,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.500               08/15/2028          25,108
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.500               08/15/2028       1,376,744


23            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$       3,000,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.800 5 %           08/15/2008     $ 2,606,220
------------------------------------------------------------------------------------------------------------------------------
          585,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.870 5             08/15/2024         209,576
------------------------------------------------------------------------------------------------------------------------------
        1,035,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   5.900 5             08/15/2030         256,649
------------------------------------------------------------------------------------------------------------------------------
        4,610,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.030 5             08/15/2018       2,351,930
------------------------------------------------------------------------------------------------------------------------------
        3,395,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.130 5             08/15/2020       1,545,200
------------------------------------------------------------------------------------------------------------------------------
          700,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.190 5             08/15/2012         502,215
------------------------------------------------------------------------------------------------------------------------------
        2,715,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.260 5             08/15/2017       1,468,163
------------------------------------------------------------------------------------------------------------------------------
       12,270,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.330 5             08/15/2022       4,932,417
------------------------------------------------------------------------------------------------------------------------------
           35,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.500 5             08/15/2015          21,337
------------------------------------------------------------------------------------------------------------------------------
       13,915,000        Pocahontas Parkway Assoc., VA (Route 895
                         Connector Toll Road)                                   6.510 5             08/15/2021       5,908,448
------------------------------------------------------------------------------------------------------------------------------
           85,000        Prince William County, VA IDA (Prince William
                         Hospital)                                              5.250               04/01/2019          85,037
------------------------------------------------------------------------------------------------------------------------------
          100,000        VA Tobacco Settlement Authority (TASC)                 5.625               06/01/2037         102,279
                                                                                                                   -----------
                                                                                                                    35,121,296
WASHINGTON--2.6%
           10,000        Bothell, WA GO                                         5.300               12/01/2017          10,221
------------------------------------------------------------------------------------------------------------------------------
        2,330,000        Bremerton, WA Hsg. Authority                           5.300               06/01/2026       2,329,884
------------------------------------------------------------------------------------------------------------------------------
        4,145,000        Bremerton, WA Hsg. Authority                           5.500               06/01/2037       4,146,824
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        King County, WA Sewer RITES                            8.397 1             01/01/2024       2,946,750
------------------------------------------------------------------------------------------------------------------------------
          200,000        Kitsap County, WA Consolidated Hsg. Authority          5.600               12/01/2028         202,704
------------------------------------------------------------------------------------------------------------------------------
          100,000        Port Camas, WA Public Industrial Corp.
                         (James River Corp. of VA)                              6.700               04/01/2023         100,082
------------------------------------------------------------------------------------------------------------------------------
           20,000        Port of Seattle, WA, Series A                          5.500               09/01/2021          20,321
------------------------------------------------------------------------------------------------------------------------------
          100,000        Seattle, WA Drain & Wastewater Utility                 5.250               12/01/2025         101,998
------------------------------------------------------------------------------------------------------------------------------
        2,460,000        Seattle, WA Hsg. Authority (Gamelin House
                         & Genesee)                                             5.700               11/01/2035       2,442,263
------------------------------------------------------------------------------------------------------------------------------
          500,000        Skagit County, WA Public Hospital District
                         (Skagit Valley Hospital)                               5.375               12/01/2022         511,635
------------------------------------------------------------------------------------------------------------------------------
          500,000        Skagit County, WA Public Hospital District
                         (Skagit Valley Hospital)                               5.500               12/01/2030         507,980
------------------------------------------------------------------------------------------------------------------------------
          500,000        Snohomish County, WA Hsg. Authority                    6.400               04/01/2026         505,780
------------------------------------------------------------------------------------------------------------------------------
           15,000        Tacoma, WA Electric System                             5.500               01/01/2014          15,447
------------------------------------------------------------------------------------------------------------------------------
          500,000        Vancouver, WA Downtown Redevel. Authority
                         (Conference Center)                                    5.250               01/01/2028         507,370
------------------------------------------------------------------------------------------------------------------------------
        3,200,000        Vancouver, WA Downtown Redevel. Authority
                         (Conference Center)                                    5.250               01/01/2034       3,228,928
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        Vancouver, WA Downtown Redevel. Authority
                         (Conference Center)                                    6.000               01/01/2034       3,477,208
------------------------------------------------------------------------------------------------------------------------------
          500,000        WA COP (Dept. of General Administration)               5.625               10/01/2020         503,835
------------------------------------------------------------------------------------------------------------------------------
        2,600,000        WA Health Care Facilities Authority
                         (Grays Harbor Community Hospital)                      5.900               07/01/2023       2,660,242



24            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON              MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
$          10,000        WA Health Care Facilities Authority
                         (Overlake Hospital Medical Center)                     5.000%              07/01/2025  $       10,069
------------------------------------------------------------------------------------------------------------------------------
           15,000        WA Health Care Facilities Authority
                         (Overlake Hospital Medical Center)                     5.000               07/01/2030          14,968
------------------------------------------------------------------------------------------------------------------------------
        5,095,000        WA Health Care Facilities Authority
                         (Overlake Hospital Medical Center)                     5.000               07/01/2038       5,034,370
------------------------------------------------------------------------------------------------------------------------------
          120,000        WA Health Care Facilities Authority
                         (Yakima Valley Memorial Hospital Assoc.)               5.375               12/01/2027         122,664
------------------------------------------------------------------------------------------------------------------------------
        4,255,000        WA Health Care Facilities Authority ROLs 6             7.906 1             07/01/2025       4,372,183
------------------------------------------------------------------------------------------------------------------------------
        1,835,000        WA Health Care Facilities Authority ROLs 6             7.906 1             07/01/2030       1,816,797
------------------------------------------------------------------------------------------------------------------------------
        4,625,000        WA Health Care Facilities Authority ROLs 6             7.906 1             07/01/2038       4,405,035
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        WA HFC (Nickerson Area Properties)                     5.300               01/01/2028       1,369,602
------------------------------------------------------------------------------------------------------------------------------
          215,000        WA Tobacco Settlement Authority (TASC)                 6.500               06/01/2026         233,845
                                                                                                                --------------
                                                                                                                    41,599,005
WEST VIRGINIA--0.6%
        4,635,000        Ohio County, WV Commission Tax (Fort Henry
                         Centre)                                                5.625               06/01/2034       4,745,823
------------------------------------------------------------------------------------------------------------------------------
        1,540,000        West Liberty State College, WV, Series A               6.000               06/01/2023       1,627,626
------------------------------------------------------------------------------------------------------------------------------
        1,695,000        West Liberty State College, WV, Series A               6.125               06/01/2028       1,794,632
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Wheeling, WV Tax Increment
                         (Stone Building Renovation)                            5.500               06/01/2033         984,030
------------------------------------------------------------------------------------------------------------------------------
          110,000        WV GO                                                  5.750               11/01/2021         113,262
                                                                                                                --------------
                                                                                                                     9,265,373
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.1%
        6,640,000        Badger, WI Tobacco Asset Securitization Corp.          6.375               06/01/2032       7,122,994
------------------------------------------------------------------------------------------------------------------------------
          870,000        Janesville, WI Pollution Control
                         (General Motors Corp.)                                 5.550               04/01/2009         803,210
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        Sokaogon, WI Chippewa Community (Gaming)               7.000               01/01/2026       1,740,883
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        WI H&EFA (AHC/SLMC/HMH/AMCS
                         Obligated Group) 4                                     5.875               08/15/2026       2,051,360
------------------------------------------------------------------------------------------------------------------------------
          340,000        WI H&EFA (Aurora Medical Group)                        5.750               11/15/2025         347,303
------------------------------------------------------------------------------------------------------------------------------
           20,000        WI H&EFA (Community Memorial Hospital)                 5.375               10/01/2030          21,459
------------------------------------------------------------------------------------------------------------------------------
        2,275,000        WI H&EFA (Hess Memorial Hospital Assoc.)               7.875               11/01/2022       2,326,119
------------------------------------------------------------------------------------------------------------------------------
           50,000        WI H&EFA (Meriter Hospital)                            6.000               12/01/2017          51,570
------------------------------------------------------------------------------------------------------------------------------
          870,000        WI H&EFA (Three Pillars Senior Living)                 5.500               08/15/2034         870,035
------------------------------------------------------------------------------------------------------------------------------
        1,075,000        WI H&EFA (WMA/MHCC/MVS Obligated Group)                5.600               08/15/2023       1,096,966
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        WI H&EFA (WMA/MHCC/MVS Obligated Group)                5.750               08/15/2026       1,022,300
------------------------------------------------------------------------------------------------------------------------------
          130,000        WI Hsg. & Economic Devel. Authority, Series A          6.850               11/01/2012         130,190
                                                                                                                --------------
                                                                                                                    17,584,389
WYOMING--0.8%
       11,680,000        Sweetwater County, WY Pollution Control
                         (Idaho Power Company)                                  6.050               07/15/2026      11,955,181

------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,554,620,518)--100.3%                                                        1,596,624,593
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.3)                                                                        (5,519,915)
                                                                                                                --------------
NET ASSETS--100.0%                                                                                              $1,591,104,678
                                                                                                                ==============

Footnotes to Statement of Investments


25            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

1. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $16,497,070, which represents 1.04% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after April 30, 2006. See accompanying Notes.

8. Issue is in default. Non-income producing. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA           Atlanta Development Authority
AHC           Aurora Healthcare
AHSI          Assumption High School, Inc.
AMCS          Aurora Medical Center of Sheboygan County
AOLM          Academy of Our Lady of Mercy, Inc.
BHM           Baptist Hospital of Miami
BHSSF         Baptist Health System of South Florida
CAU           Clark Atlanta University
CDA           Communities Development Authority
CFGH          Central Florida Group Homes
COP           Certificates of Participation
EDA           Economic Development Authority
EDC           Economic Development Corp.
EF&CD         Environmental Facilities and Community Development
FHA           Federal Housing Agency
FMC           Flagstaff Medical Center
FRS           Family Rehabilitation Services (Hancock Manor)
GO            General Obligation
H&EFA         Health and Educational Facilities Authority
H&HEFA        Hospitals and Higher Education Facilities Authority
HDA           Hospital Development Authority
HDC           Housing Development Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HE&HFA        Higher Education and Health Facilities Authority
HEFA          Higher Education Facilities Authority
HFA           Housing Finance Agency/Authority
HFC           Housing Finance Corp.
HFDC          Health Facilities Development Corp.
HFFA          Health Facility Financing Authority
HHI           Homestead Hospital
HMH           Hartford Memorial Hospital
IDA           Industrial Development Agency
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
MHCC          Masonic Health Care Center
MVS           Masonic Village on the Square
NYC           New York City
OHC           Oakwood Hospital Corp.
OUH           Oakwood United Hospitals
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
RSU           Rogers State University
SAVRS         Select Auction Variable Rate Securities
SLMC          St. Luke's Medical Center
SMC           Sedona Medical Center
SMH           South Miami Hospital
SMHS          South Miami Health System
TASC          Tobacco Settlement Asset-Backed Bonds
TC            Travis Corp. (People Care)


26            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

UC            United Care
VC            VinFen Corp.
VCS           VinFen Clinical Services
WMA           Wisconsin Masonic Home
YMCA          Young Men's Christian Assoc.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,554,826,943
                                              ===============

Gross unrealized appreciation                 $   50,597,625
Gross unrealized depreciation                     (8,799,975)
                                              ---------------
Net unrealized appreciation                   $   41,797,650
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2006, the Fund had purchased $29,226,117 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the


27            |           OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $133,222,295 as of April 30, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2006, securities with an aggregate market value of $4,953,990, representing 0.31% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


28            |           OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
       (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By: /s/ John V. Murphy
----------------------------
John V. Murphy
Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
----------------------------
John V. Murphy
Principal Executive Officer
Date: June 15, 2006

By: /s/ Brian W. Wixted
----------------------------
Brian W. Wixted
Principal Financial Officer
Date: June 15, 2006